Document and Entity Information	18 Months Ended
Jun. 30, 2012
Document and Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	xtgr
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 1,517,683	$ 4,498,753	$ 10,096,122
Investment in trading securities, at fair value (cost of $1,312,463 (December 31, 2011 - $1,870,648))	1,321,989	2,531,644	129,141
Due from related party	18,080	213,872	0
Receivables and other assets	126,952	130,637	125,354
Total current assets	2,984,704	7,374,906	10,350,617
Restricted cash	220,961	220,961	220,000
Equipment	1,241,497	1,370,027	735,426
Mineral properties	857,422	857,422	1,713,862
TOTAL ASSETS	5,304,584	9,823,316	13,019,905
Current
Accounts payable and accrued liabilities	524,768	745,860	517,236
Total current liabilities	524,768	745,860	517,236
Asset retirement obligation	179,395	171,395	155,395
Total liabilities	704,163	917,255	672,631
Stockholders' equity
Capital stock Authorized 250,000,000 common shares with a par value of $0.001 Issued and outstanding 44,674,717 common shares (December 31, 2011 - 44,569,217 common shares)	44,674	44,569	42,961
Additional paid in capital	28,968,535	28,441,909	26,089,803
Deficit	(1,427,764)	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(22,102,936)	(17,646,122)	(12,321,365)
Total Xtra-Gold Resources Corp. stockholders' equity	5,482,509	9,412,592	12,383,635
Non-controlling interest	(882,088)	(506,531)	(36,361)
Total stockholders' equity	4,600,421	8,906,061	12,347,274
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,304,584	$ 9,823,316	$ 13,019,905

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities, Cost	$ 1,312,463	$ 1,870,648	$ 78,318
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	44,674,717	44,569,217	42,961,179
Common Stock, Shares, Outstanding	44,674,717	44,569,217	42,961,179

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
EXPENSES
Amortization	$ 76,204	$ 49,164	$ 128,530	$ 79,566	$ 284,413	$ 114,785	$ 584,843	$ 713,373
Exploration	1,651,464	1,122,471	3,845,765	2,691,449	6,465,637	2,992,932	21,502,980	25,348,745
General and administrative	623,505	321,739	817,449	577,084	1,278,577	1,355,399	7,609,010	8,426,459
Option receipts in excess of property value	0	0	(135,000)	0	(315,000)	0	(315,000)	(450,000)
Write-off of mineral property	0	0	0	0	0	0	26,000	26,000
LOSS BEFORE OTHER ITEMS	(2,351,173)	(1,493,374)	(4,656,744)	(3,348,099)	(7,713,627)	(4,463,116)	(29,407,833)	(34,064,577)
OTHER ITEMS
Foreign exchange gain (loss)	(185,167)	(271,641)	(109,112)	(164,394)	16,028	179,124	566,680	457,568
Interest expense	(1,702)	0	(1,702)	0	0	(1,283)	(241,936)	(243,638)
Realized gain (losses) on sales of trading securities	(26,962)	0	8,766	0	60,317	170,422	254,319	263,085
Net unrealized loss on trading securities	(466,565)	(47,481)	(229,907)	(66,990)	212,073	(98,290)	47,210	(182,697)
Other income	54,572	12,873	85,771	24,223	53,894	34,104	910,730	996,501
Recovery of gold	0	260,904	70,557	1,282,679	1,316,330	1,227,394	9,386,689	9,457,246
Gain on disposal of property or equipment	0	0	0	260,058	260,058	0	356,488	356,488
Write-off of investment in trading securities	0	0	0	0	0	(25,000)	(25,000)	(25,000)
Total Other Items	(625,824)	(45,345)	(175,627)	1,335,576	1,918,700	1,486,471	11,255,180	11,079,553
Net loss for the period	(2,976,997)	(1,538,719)	(4,832,371)	(2,012,523)	(5,794,927)	(2,976,645)	(18,152,653)	(22,985,024)
Net loss attributable to non-controlling interest	172,066	115,135	375,557	157,477	470,170	(40,268)	506,531	882,088
Net loss attributable to Xtra-Gold Resources Corp.	$ (2,804,931)	$ (1,423,584)	$ (4,456,814)	$ (1,855,046)	$ (5,324,757)	$ (3,016,913)	$ (17,646,122)	$ (22,102,936)
Basic and diluted loss attributable to common stockholders per common share	$ (0.06)	$ (0.03)	$ (0.1)	$ (0.04)	$ (0.12)	$ (0.09)
Basic and diluted weighted average number of common shares outstanding	44,658,703	43,668,909	44,663,002	43,322,266	43,815,678	35,160,827

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (2,976,997)	$ (1,538,719)	$ (4,832,371)	$ (2,012,523)	$ (5,794,927)	$ (2,976,645)	$ (18,152,653)	$ (22,985,024)
Items not affecting cash:
Amortization	76,204	49,164	128,530	79,566	284,413	114,785	584,843	713,373
Amortization of deferred financing costs	0	0	0	0	0	1,283	46,202	46,202
Accretion of asset retirement obligation	4,000	4,000	8,000	8,000	16,000	7,191	40,262	48,262
Shares issued for services	0	0	0	0	0	0	202,365	202,365
Stock-based compensation	380,838	78,111	421,491	99,422	361,239	411,507	1,839,928	2,261,419
Option receipts in excess of property value	0	0	(135,000)	0	(315,000)	0	(315,000)	(450,000)
Unrealized foreign exchange (gain) loss	27,679	36,021	(13,048)	32,460	63,965	(37,220)	(401,956)	(415,004)
Realized (gain) loss on sale of trading securities	26,962	0	(8,766)	0	(60,317)	(170,422)	(254,319)	(263,085)
Purchase of trading securities	0	0	(83,157)	0	(1,763,196)	0	(13,327,886)	(13,411,043)
Proceeds on sale of trading securities	939,832	0	1,084,718	0	240,559	1,746,805	12,157,256	13,241,974
Unrealized loss on trading securities	466,565	47,481	229,907	66,990	(212,073)	98,290	(47,210)	182,697
Gain on disposal of property or equipment	0	0	0	(260,058)	(260,058)	0	(356,488)	(356,488)
Write-off of mineral property	0	0	0	0	0	0	26,000	26,000
Expenses paid by stockholders	0	0	0	0	0	0	2,700	2,700
Write-off of investment in trading securities	0	0	0	0	0	25,000	25,000	25,000
Changes in non-cash working capital items:
(Increase) decrease in receivables and other	(2,947)	231,195	217,557	(11,562)	(219,155)	(78,892)	(336,134)	(118,577)
Increase (decrease) in accounts payable and accrued liabilities	(547,592)	(162,511)	(221,091)	(138,890)	228,623	284,163	735,167	514,076
Increase (decrease) in due to related party	(18,080)	0	(18,080)	0	0	0	50,000	31,920
Net cash used in operating activities	(1,623,536)	(1,255,258)	(3,221,310)	(2,136,595)	(7,429,927)	(574,155)	(17,481,923)	(20,703,233)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debentures	0	0	0	0	0	0	900,000	900,000
Deferred financing costs	0	0	0	0	0	0	(46,202)	(46,202)
Repurchase of capital stock	(4,760)	0	(4,760)	0	0	(108,000)	(165,000)	(169,760)
Issuance of capital stock, net of financing costs	0	1,238,564	110,000	1,276,064	1,992,475	10,774,804	22,609,711	22,719,711
Net cash provided by (used in) financing activities	(4,760)	1,238,564	105,240	1,276,064	1,992,475	10,666,804	23,298,509	23,403,749
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	0	(594,273)	0	(849,796)	(946,956)	(454,197)	(1,835,129)	(1,835,129)
Deposit on equipment	0	0	0	0	0	0	(151,506)	(151,506)
Restricted cash	0	0	0	(961)	(961)	(220,000)	(220,961)	(220,961)
Oil and gas property expenditures	0	0	0	0	0	0	(250,137)	(250,137)
Acquisition of cash on purchase of subsidiary	0	0	0	0	0	0	11,510	11,510
Acquisition of subsidiary	0	0	0	0	0	0	(25,000)	(25,000)
Option payment received	0	425,000	135,000	425,000	500,000	25,000	525,000	660,000
Proceeds on disposal of assets	0	0	0	288,000	288,000	30,000	628,390	628,390
Net cash provided by (used in) investing activities	0	(169,273)	135,000	(137,757)	(159,917)	(619,197)	(1,317,833)	(1,182,833)
Change in cash and cash equivalents during the period	(1,628,296)	(185,967)	(2,981,070)	(998,288)	(5,597,369)	9,473,452	4,498,753	1,517,683
Cash and cash equivalents, beginning of the period	3,145,979	9,283,801	4,498,753	10,096,122	10,096,122	622,670	0	0
Cash and cash equivalents, end of the period	$ 1,517,683	$ 9,097,834	$ 1,517,683	$ 9,097,834	$ 4,498,753	$ 10,096,122	$ 4,498,753	$ 1,517,683

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Dec. 31, 2002	$ 12,364	$ 1,412,842	$ (1,427,764)			$ (2,558)
Beginning Balance (Shares) at Dec. 31, 2002	12,364,085
Paid on behalf of the Company		5,258				5,258
issuance of stock for acquisition of subsidiary	50,350	(50,350)
issuance of stock for acquisition of subsidiary (Shares)	50,350,000
Profit (Loss)					(2,700)	(2,700)
Ending Balance at Dec. 31, 2003	62,714	1,367,750	(1,427,764)		(2,700)
Ending Balance (Shares) at Dec. 31, 2003	62,714,085
March, 2004 - private placement at $0.35 per share	2,000	698,000				700,000
March, 2004 - private placement at $0.35 per share (Shares)	2,000,000
May, 2004 - private placement at $0.35 per share	2,129	743,161				745,290
May, 2004 - private placement at $0.35 per share (Shares)	2,129,400
December, 2004 - acquisition of subsidiary via issuance of common stock	2,699	1,616,311				1,619,010
December, 2004 - acquisition of subsidiary via issuance of common stock (Shares)	2,698,350
Share issuance costs		(76,298)				(76,298)
Profit (Loss)					(398,533)	(398,533)
Ending Balance at Dec. 31, 2004	69,542	4,348,924	(1,427,764)		(401,233)	2,589,469
Ending Balance (Shares) at Dec. 31, 2004	69,541,835
May, 2005 cancellation of shares	(47,000)	47,000
May, 2005 cancellation of shares (Shares)	(47,000,000)
June 2005 for services	10	5,490				5,500
June 2005 for services (Shares)	10,000
June, 2005 private placement at $0.55 per share	536	294,384				294,920
June, 2005 private placement at $0.55 per share (Shares)	536,218
August, 2005 private placement at $0.55 per share	300	164,700				165,000
August, 2005 private placement at $0.55 per share (Shares)	300,000
November, 2005 private placement at $0.55 per share	1,550	850,595				852,145
November, 2005 private placement at $0.55 per share (Shares)	1,549,354
Share issuance costs		(130,714)				(130,714)
Stock-based compensation		41,022				41,022
Profit (Loss)					(272,572)	(272,572)
Ending Balance at Dec. 31, 2005	24,938	5,621,401	(1,427,764)		(673,805)	3,544,770
Ending Balance (Shares) at Dec. 31, 2005	24,937,407
February, 2006 conversion of promissory note at $0.55 per share	91	49,909				50,000
February, 2006 conversion of promissory note at $0.55 per share (Shares)	90,909
March, 2006 exercise of warrants at $0.75 per share	108	81,267				81,375
March, 2006 exercise of warrants at $0.75 per share (Shares)	108,500
March, 2006 - private placement at $0.70 per share	792	553,628				554,420
March, 2006 - private placement at $0.70 per share (Shares)	792,029
April, 2006 exercise of warrants at $0.75 per share	177	132,723				132,900
April, 2006 exercise of warrants at $0.75 per share (Shares)	177,200
June, 2006 cancellation of shares	(10)	(6,990)				(7,000)
June, 2006 cancellation of shares (Shares)	(10,000)
June, 2006 private placement at $0.90 per share	578	519,722				520,300
June, 2006 private placement at $0.90 per share (Shares)	578,112
July, 2006 private placement at $0.90 per share	1,132	1,017,668				1,018,800
July, 2006 private placement at $0.90 per share (Shares)	1,132,000
October, 2006 private placement at $1.10 per share	282	309,918				310,200
October, 2006 private placement at $1.10 per share (Shares)	282,000
Share issuance costs		(240,616)				(240,616)
Stock-based compensation		206,041				206,041
Profit (Loss)					(2,562,992)	(2,562,992)
Ending Balance at Dec. 31, 2006	28,088	8,244,671	(1,427,764)		(3,236,797)	3,608,198
Ending Balance (Shares) at Dec. 31, 2006	28,088,157
October, 2007 Private placement at $1.35 per unit	668	901,405				902,073
October, 2007 Private placement at $1.35 per unit (Shares)	668,202
Share issuance costs		(89,533)				(89,533)
Stock-based compensation		195,623				195,623
Profit (Loss)					(1,874,757)	(1,874,757)
Ending Balance at Dec. 31, 2007	28,756	9,252,166	(1,427,764)		(5,111,554)	2,741,604
Ending Balance (Shares) at Dec. 31, 2007	28,756,359
February, 2008 Private placement at $1.50 per unit	1,062	1,591,938				1,593,000
February, 2008 Private placement at $1.50 per unit (Shares)	1,062,000
May, 2008 Exercise of options at $0.75 per share	100	74,900				75,000
May, 2008 Exercise of options at $0.75 per share (Shares)	100,000
June, 2008 Conversion of debentures at $1.00 per share	650	649,350				650,000
June, 2008 Conversion of debentures at $1.00 per share (Shares)	650,000
July, 2008 Exercise of warrants at $1.50 per share	631	945,869				946,500
July, 2008 Exercise of warrants at $1.50 per share (Shares)	631,000
December, 2008 For services at $1.50 per share	132	196,733				196,865
December, 2008 For services at $1.50 per share (Shares)	131,243
Share issuance costs		(125,040)				(125,040)
Stock-based compensation		156,444				156,444
Profit (Loss)					(3,231,403)	(3,231,403)
Ending Balance at Dec. 31, 2008	31,331	12,742,360	(1,427,764)		(8,342,957)	3,002,970
Ending Balance (Shares) at Dec. 31, 2008	31,330,602
April, 2009 Private placement at $0.70 per unit	710	496,290				497,000
April, 2009 Private placement at $0.70 per unit (Shares)	710,000
May, 2009 Private placement at $0.70 per unit	308	215,292				215,600
May, 2009 Private placement at $0.70 per unit (Shares)	308,000
May, 2009 Repurchase and cancellation of shares at $0.25 per share	(200)	(49,800)				(50,000)
May, 2009 Repurchase and cancellation of shares at $0.25 per share (Shares)	(200,000)
August, 2009 Private placement at $0.80 per unit	376	301,124				301,500
August, 2009 Private placement at $0.80 per unit (Shares)	376,875
December, 2009 Private placement at $1.00 per unit	706	705,294				706,000
December, 2009 Private placement at $1.00 per unit (Shares)	706,000
Share issuance costs		(107,390)				(107,390)
Stock-based compensation		468,052				468,052
Profit (Loss)				(76,629)	(961,495)	(1,038,124)
Ending Balance at Dec. 31, 2009	33,231	14,771,222	(1,427,764)	(76,629)	(9,304,452)	3,995,608
Ending Balance (Shares) at Dec. 31, 2009	33,231,477
February, 2010 Conversion of debenture at $1.00 per share	250	249,750				250,000
February, 2010 Conversion of debenture at $1.00 per share (Shares)	250,000
March, 2010 Repurchase and cancellation of shares at $1.33 per share	(80)	(107,920)				(108,000)
March, 2010 Repurchase and cancellation of shares at $1.33 per share (Shares)	(80,891)
April, 2010 Private placement at $1.00 per unit	838	837,162				838,000
April, 2010 Private placement at $1.00 per unit (Shares)	838,000
June, 2010 Private placement at $1.00 per unit	250	249,750				250,000
June, 2010 Private placement at $1.00 per unit (Shares)	250,000
August, 2010 Conversion of warrants at $1.00 per share	360	359,640				360,000
August, 2010 Conversion of warrants at $1.00 per share (Shares)	360,000
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share	8,092	10,744,621				10,752,713
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share (Shares)	8,092,593
December, 2010 Conversion of warrants at $1.50 per share	20	29,980				30,000
December, 2010 Conversion of warrants at $1.50 per share (Shares)	20,000
Share issuance costs		(1,455,909)				(1,455,909)
Stock-based compensation		411,507				411,507
Profit (Loss)				40,268	(3,016,913)	(2,976,645)
Ending Balance at Dec. 31, 2010	42,961	26,089,803	(1,427,764)	(36,361)	(12,321,365)	12,347,274
Ending Balance (Shares) at Dec. 31, 2010	42,961,179
Conversion of warrants at $1.50 per share	769	1,152,542				1,153,311
Conversion of warrants at $1.50 per share (Shares)	768,874
Conversion of warrants at $1.00 per share	839	838,325				839,164
Conversion of warrants at $1.00 per share (Shares)	839,164
Stock-based compensation		361,239				361,239
Profit (Loss)				(470,170)	(5,324,757)	(5,794,927)
Ending Balance at Dec. 31, 2011	44,569	28,441,909	(1,427,764)	(506,531)	(17,646,122)	8,906,061
Ending Balance (Shares) at Dec. 31, 2011	44,569,217
January, 2012 Exercise of options at $1.00 per share	110	109,890				110,000
January, 2012 Exercise of options at $1.00 per share (Shares)	110,000
Stock-based compensation		40,653				40,653
Profit (Loss)				(203,491)	(1,651,883)	(1,855,374)
Ending Balance at Mar. 31, 2012	44,679	28,592,452	(1,427,764)	(710,022)	(19,298,005)	7,201,340
Ending Balance (Shares) at Mar. 31, 2012	44,679,217
Repurchase of shares at $1.06 per share	(5)	(4,755)				(4,760)
Repurchase of shares at $1.06 per share (Shares)	(4,500)
Share issuance costs						0
Stock-based compensation		380,838				380,838
Profit (Loss)				(172,066)	(2,804,931)	(2,976,997)
Ending Balance at Jun. 30, 2012	$ 44,674	$ 28,968,535	$ (1,427,764)	$ (882,088)	$ (22,102,936)	$ 4,600,421
Ending Balance (Shares) at Jun. 30, 2012	44,674,717

HISTORY AND ORGANIZATION OF THE COMPANY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
HISTORY AND ORGANIZATION OF THE COMPANY [Text Block]
1.	HISTORY AND ORGANIZATION OF THE COMPANY

Silverwing Systems Corporation (the “Company”), a Nevada corporation, was incorporated on September 1, 1998. On June 23, 1999, the Company completed the acquisition of Advertain On-Line Canada Inc. (“Advertain Canada”), a Canadian company operating in Vancouver, British Columbia, Canada. The Company changed its name to Advertain On-Line Inc. (“Advertain”) on August 19, 1999. Advertain Canada’s business was the operation of a website, “Advertain.com”, whose primary purpose was to distribute entertainment advertising on the Internet.

In May 2001, the Company, being unable to continue its funding of Advertain Canada’s operations, decided to abandon its interest in Advertain Canada. On June 15, 2001, the Company sold its investment in Advertain Canada back to Advertain Canada’s original shareholder. On June 18, 2001, the Company changed its name from Advertain to RetinaPharma International, Inc. (“RetinaPharma”) and became inactive.

In 2003, the Company became a resource exploration company. On October 31, 2003, the Company acquired 100% of the issued and outstanding common stock of Xtra-Gold Resources, Inc. (“XGRI”). XGRI was incorporated in Florida on October 24, 2003. On December 19, 2003, the Company changed its name from RetinaPharma to Xtra-Gold Resources Corp.

In 2004, the Company acquired 100% of the issued and outstanding capital stock of Canadiana Gold Resources Limited (“Canadiana”) and 90% of the issued and outstanding capital stock of Goldenrae Mining Company Limited (“Goldenrae”). Both companies are incorporated in Ghana and the remaining 10% of the issued and outstanding capital stock of Goldenrae is held by the Government of Ghana.

On October 20, 2005, XGRI changed its name to Xtra Energy Corp. (“Xtra Energy”).

On October 20, 2005, the Company incorporated Xtra Oil & Gas Ltd. (“XOG”) in Alberta, Canada.

On December 21, 2005, Canadiana changed its name to Xtra-Gold Exploration Limited (“XG Exploration”).

On January 13, 2006, Goldenrae changed its name to Xtra-Gold Mining Limited (“XG Mining”).

On March 2, 2006, the Company incorporated Xtra Oil & Gas (Ghana) Limited (“XOGG”) in Ghana.

1.	HISTORY AND ORGANIZATION OF THE COMPANY

Silverwing Systems Corporation (the “Company”), a Nevada corporation, was incorporated on September 1, 1998. On June 23, 1999, the Company completed the acquisition of Advertain On-Line Canada Inc. (“Advertain Canada”), a Canadian company operating in Vancouver, British Columbia, Canada. The Company changed its name to Advertain On-Line Inc. (“Advertain”) on August 19, 1999. Advertain Canada’s business was the operation of a web site, “Advertain.com”, whose primary purpose was to distribute entertainment advertising on the Internet.

In May 2001, the Company, being unable to continue its funding of Advertain Canada’s operations, decided to abandon its interest in Advertain Canada. On June 15, 2001, the Company sold its investment in Advertain Canada back to Advertain Canada’s original shareholder. On June 18, 2001, the Company changed its name from Advertain to RetinaPharma International, Inc. (“RetinaPharma”) and became inactive.

In 2003, the Company became a resource exploration company. On October 31, 2003, the Company acquired 100% of the issued and outstanding common stock of Xtra-Gold Resources, Inc. (“XGRI”). XGRI was incorporated in Florida on October 24, 2003. On December 19, 2003, the Company changed its name from RetinaPharma to Xtra-Gold Resources Corp.

In 2004, the Company acquired 100% of the issued and outstanding capital stock of Canadiana Gold Resources Limited (“Canadiana”) and 90% of the issued and outstanding capital stock of Goldenrae Mining Company Limited (“Goldenrae”). Both companies are incorporated in Ghana and the remaining 10% of the issued and outstanding capital stock of Goldenrae is held by the Government of Ghana.

On October 20, 2005, XGRI changed its name to Xtra Energy Corp. (“Xtra Energy”).

On October 20, 2005, the Company incorporated Xtra Oil & Gas Ltd. (“XOG”) in Alberta, Canada.

On December 21, 2005, Canadiana changed its name to Xtra-Gold Exploration Limited (“XG Exploration”).

On January 13, 2006, Goldenrae changed its name to Xtra-Gold Mining Limited (“XG Mining”).

On March 2, 2006, the Company incorporated Xtra Oil & Gas (Ghana) Limited (“XOGG”) in Ghana.

CONTINUANCE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONTINUANCE OF OPERATIONS [Text Block]
2.	CONTINUANCE OF OPERATIONS

The Company is in the early stages of exploration and as is common with any exploration company, it raises financing for its exploration and acquisition activities. The Company has incurred a loss of $4,456,814 for the six month-period ended June 30, 2012 and has accumulated a deficit during the exploration stage of $22,102,936. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management of the Company (“Management”) is of the opinion that sufficient financing will be obtained from external financing and further share issuances to meet the Company’s obligations. At June 30, 2012, the Company has working capital of $2,459,936, which would not be sufficient to fund the current level of operations for a period greater than 12 months. The Company’s discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditures, and expenditures may be adjusted accordingly if required.

2.	CONTINUANCE OF OPERATIONS

The Company is in the early stages of exploration and as is common with any exploration company, it raises financing for its exploration and acquisition activities. The Company has incurred a loss of $5,324,757 for the year ended December 31, 2011 and has accumulated a deficit during the exploration stage of $17,646,122. Results for the year ended December 31, 2011 are not necessarily indicative of future results. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management of the Company (“Management”) is of the opinion that sufficient financing will be obtained from external financing and further share issuances to meet the Company’s obligations. At December 31, 2011, the Company has working capital of $6,629,046, which would not be sufficient to fund the current level of operations for a period greater than twelve months. The Company’s discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditures, and expenditures may be adjusted accordingly if required.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SIGNIFICANT ACCOUNTING POLICIES

Generally accepted accounting principles

The accompanying unaudited financial statements have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America applicable to interim financial information and with the rules and regulations of the United States Securities and Exchange Commission. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed, or omitted, pursuant to such rules and regulations. In the opinion of Management, the unaudited interim financial statements include all adjustments necessary for the fair presentation of the results of the interim periods presented. All adjustments are of a normal recurring nature, except as otherwise noted below. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Company’s Form 10-K, filed with the Securities and Exchange Commission. The results of operations for the interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At June 30, 2012 and December 31, 2011, cash and cash equivalents consisted of cash held at financial institutions and highly liquid investments with original maturities of less than three months.

Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of June 30, 2012, there were 566,482 warrants (December 31, 2011 – 566,482) and 1,957,000 stock options (December 31, 2011 – 2,067,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti-dilutive.

Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including due from related party, receivables, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Cash and cash equivalents, investments in trading securities and restricted cash are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of June 30, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	June 30, 2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and cash equivalents	$1,517,683	$1,517,683	$-	$-
Restricted cash	220,961	220,961	-	-
Trading securities	1,321,989	1,321,989	-	-
Total	$3,060,633	$3,060,633	$-	$-

The fair values of cash and cash equivalents, restricted cash and investments are determined through market, observable and corroborated sources.

Recently adopted accounting pronouncements

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company’s January 1, 2012 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

3.	SIGNIFICANT ACCOUNTING POLICIES

Generally accepted accounting principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“U.S. GAAP”).

Principles of consolidation

These consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Xtra Energy (from October 31, 2003), XG Exploration (from February 16, 2004), XOG (from October 20, 2005) and XOGG (from March 2, 2006) and its 90% owned subsidiary, XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties, inputs used in the calculation of stock-based compensation and finders’ warrants, inputs used in the calculation of the asset retirement obligation, and the valuation allowance applied to deferred income taxes. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash and cash equivalents consisted of cash held at financial institutions.

Receivables

No allowance for doubtful accounts has been provided. Management has evaluated all receivables and believes they are all collectible.

Recovery of gold

Recovery of gold and other income is recognized when title and the risks and rewards of ownership to delivered bullion and commodities pass to the buyer and collection is reasonably assured.

Trading securities

The Company’s trading securities are reported at fair value, with unrealized gains and losses included in earnings.

Non-Controlling Interest

The consolidated financial statements include the accounts of XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated upon consolidation. The Company records a non-controlling interest which reflects the 10% portion of the earnings (loss) of XG Mining allocable to the holders of the minority interest.

Equipment

Equipment is recorded at cost and is being amortized over its estimated useful lives using the declining balance method at the following annual rates:

Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Exploration equipment	20%

Mineral properties and exploration and development costs

The costs of acquiring mineral rights are capitalized at the date of acquisition. After acquisition, various factors can affect the recoverability of the capitalized costs. If, after review, management concludes that the carrying amount of a mineral property is impaired, it will be written down to estimated fair value. Exploration costs incurred on mineral properties are expensed as incurred. Development costs incurred on proven and probable reserves will be capitalized. Upon commencement of production, capitalized costs will be amortized using the unit-of-production method over the estimated life of the ore body based on proven and probable reserves (which exclude non-recoverable reserves and anticipated processing losses). When the Company receives an option payment related to a property, the proceeds of the payment are applied to reduce the carrying value of the exploration asset.

Long-lived assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows related to the long-lived assets. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company also records a corresponding asset which is amortized over the life of the asset. Subsequent to the initial measurement of the asset retirement obligation, the obligation is adjusted at the end of each period to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying the obligation (asset retirement cost).

Stock-based compensation

The Company accounts for share-based compensation under the provisions of ASC 718, “Compensation-Stock Compensation”. Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date for all stock-based awards to employees and directors and is recognized as an expense over the requisite service period, which is generally the vesting period. The Black-Scholes option valuation model is used to calculate fair value.

The Company accounts for stock compensation arrangements with non-employees in accordance with ASC 718 which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock- based compensation is subject to periodic adjustment as the underlying equity instruments vest. Non-employee stock-based compensation charges are amortized over the vesting period on a straight-line basis. For stock options granted to non- employees, the fair value of the stock options is estimated using a Black-Scholes valuation model.

Income taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under the asset and liability method the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be recognized.

Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of December 31, 2011, there were 566,482 warrants (2010 – 2,439,320) and 2,067,000 stock options (2010 – 1,788,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti- dilutive.

Foreign exchange

The Company’s functional currency is the U.S. dollar. Any monetary assets and liabilities that are in a currency other than the U.S. dollar are translated at the rate prevailing at year end. Revenue and expenses in a foreign currency are translated at rates that approximate those in effect at the time of translation. Gains and losses from translation of foreign currency transactions into U.S. dollars are included in current results of operations.

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, investments, receivables, restricted cash, and accounts payable and accrued liabilities. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from its financial instruments. The fair values of these financial instruments approximate their carrying values unless otherwise noted. The Company has its cash primarily in government or bank guaranteed deposit certificates, bank bonds or in one commercial bank in Toronto, Ontario, Canada.

Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including receivables, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Cash and cash equivalents, investments in trading securities and restricted cash are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of December 31, 2011, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$4,498,753	$4,498,753	$-	$-
Restricted cash	220,961	220,961	-	-
Investments	2,531,644	2,531,644	-	-
Total	$7,251,358	$7,251,358	$-	$-

                          The fair values of cash and cash equivalents, restricted cash and investments are determined through market, observable and corroborated sources.

Concentration of credit risk

The financial instrument which potentially subjects the Company to concentration of credit risk is cash. The Company maintains cash in bank accounts that, at times, may exceed federally insured limits. As of December 31, 2011 and 2010, the Company has exceeded the federally insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. The Company sells all gold recovered to one licensed export agent in Ghana. There is no contract in place and the Company is able to switch suppliers at its discretion.

Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

Business Combinations

In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of the updated guidance, effective for the Company’s fiscal year beginning January 1, 2011, had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In January 2010, the ASC guidance for fair value measurements and disclosure was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements. The guidance was amended to clarify the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2010. The adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Also in January 2010, the ASC guidance for fair value measurements and disclosure was updated to require enhanced detail in the level 3 reconciliation. Adoption of the updated guidance, effective for the Company’s fiscal year beginning January 1, 2011, had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

Comprehensive Income

In June 2011, the ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. In December 2011, the FASB issued its final standard to defer the new requirement to present components of reclassifications of other comprehensive income on the face of the income statement. Companies will still be required to adopt the other requirements contained in the new standard on comprehensive income. The Company adopted the new guidance and its deferral and opted to present the total of comprehensive income in two separate but consecutive statements effective for its fiscal year beginning January 1, 2011. The early adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INVESTMENTS [Text Block]
4.	INVESTMENTS

At June 30, 2012, the Company held investments classified as held for trading, which consisted of various equity securities and interest bearing debt instruments. All held for trading investments are carried at fair value. As of June 30, 2012, the fair value of investments was $1,321,989 (December 31, 2011 – $2,531,644).

	Investments
	June 30, 2012	December 31, 2011

Trading securities	$1,321,989	$2,022,079
Interest bearing debt instruments	-	509,565
	$1,321,989	$2,531,644

4.	INVESTMENTS

At December 31, 2011, the Company held investments classified as held for trading, which consisted of various equity securities and interest bearing debt instruments. All held for trading investments are carried at fair value. As of December 31, 2011, the fair value of investments was $2,531,644 (2010 – $129,141).

The following table summarizes the fair value of the Company’s investments.

	Investments
	2011	2010

Trading securities	2,022,079	129,141
Interest bearing debt instruments	509,565	-
	2,531,644	129,141

EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EQUIPMENT [Text Block]
5.	EQUIPMENT

	June 30, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$7,549	$809	$8,358	$6,549	$1,809
Computer equipment	20,274	19,488	786	20,274	18,666	1,608
Exploration equipment	1,464,478	466,826	997,652	1,464,478	379,843	1,084,635
Vehicles	333,989	91,739	242,250	333,989	52,014	281,975
	$1,827,099	$585,602	$1,241,497	$1,827,099	$457,072	$1,370,027

5.	EQUIPMENT

		2011			2010
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$6,549	$1,809	$8,358	$4,179	$4,179
Computer equipment	20,274	18,666	1,608	20,274	13,844	6,430
Exploration equipment	1,464,478	379,843	1,084,635	781,126	185,464	595,662
Vehicles	333,989	52,014	281,975	155,325	26,170	129,155
	$1,827,099	$457,072	$1,370,027	$965,083	$229,657	$735,426

DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2011
DEFERRED FINANCING COSTS [Text Block]
6.	DEFERRED FINANCING COSTS

	2011	2010

Balance, beginning of year	$-	$1,283
Costs incurred	-	-
Amortization	-	(1,283)
Balance, end of year	$-	$-

During the year ended December 31, 2005, the Company paid a finder’s fee of $45,000 and other expenses of $1,202 relating to a convertible debenture financing.

OIL AND GAS INVESTMENT	12 Months Ended
Dec. 31, 2011
OIL AND GAS INVESTMENT [Text Block]
7.	OIL AND GAS INVESTMENT

In April 2008, XOG purchased an 18.9% participating interest in a petroleum and natural gas lease at an Alberta Crown Land sale for $40,000. The lease has a five year term, but may be held by continuous production of petroleum and natural gas commencing prior to the expiry of the five year term. During the year ended December 31, 2010, the Company sold its 18.9% participating interest for $40,000.

MINERAL PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
MINERAL PROPERTIES [Text Block]
6.	MINERAL PROPERTIES

	June 30, 2012	December 31, 2011

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	131,133	131,133
Option payment received	(881,440)	(881,440)
Total	$857,422	$857,422

Kibi, Kwabeng and Pameng Projects

The Company holds an individual mining lease over the lease area of each of the Kibi Project, the Kwabeng Project and the Pameng Project, all of which are located in Ghana. Each of these mining leases grant the Company mining rights to produce gold in the respective lease areas until July 26, 2019 with respect to the Kwabeng and Pameng Projects, and until December 17, 2015 with respect to the Kibi Project (formerly known as the Apapam Project), the latter of which can be renewed for up to a further 30 year term on application and payment of applicable fees to the Minerals Commission of Ghana (“Mincom”). All gold production will be subject to a production royalty of the net smelter returns (“NSR”) payable to the Government of Ghana.

Banso and Muoso Project

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license (“PL”) securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects. This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project. Subsequent to the year ended December 31, 2010, the Government of Ghana granted two mining leases for these Projects dated January 6, 2011. These mining leases grant the Company mining rights to produce gold in the respective lease areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project. These mining leases supersede the PL previously granted to the Company. Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH ¢260.00 (USD$167) for the Banso Project and GH ¢280.00 (USD$180) for the Muoso Project (paid in the March 2011 quarter); (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana.

The Company executed a letter of intent (“LOI”) with Buccaneer Gold Corp. (“Buccaneer”), formerly Verbina Resources Inc., a company related by two directors in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company’s interest in the mineral rights of the Company’s Banso and Muoso concessions (“Concessions”). On January 21, 2011 the terms of the agreement were amended.

Pursuant to the 2011 LOI, Buccaneer can acquire a 55% legal and beneficial interest in the Company’s interest in the mineral rights of the Concessions pursuant to the following terms: Buccaneer shall (i) provide the Company, by February 28, 2011, with notice of its satisfactory completion of due diligence of the Concessions (provided on January 21, 2011), and receipt of regulatory acceptance by the TSX Venture Exchange of the 2011 LOI (received on February 16, 2011) (the “Effective Date”); (ii) make a cash payment to the Company of $425,000 consisting of $100,000 upon the Effective Date and $325,000 within 90 days of the Effective Date (received); (iii) issue 1,000,000 fully paid and non-assessable common shares of Buccaneer to the Company upon the Effective Date (issued in the March 2011 quarter); (iv) incur a total of $4,425,000 in exploration expenditures on the Concessions within five (5) years of the Effective Date with $500,000 to be incurred in the first year (completed) from the Effective Date and $1,000,000 in each year thereafter, except that in the final year the exploration expenditures shall be a minimum of $925,000 ; and (v) pay to the Company $300,000 in connection with a Versatile Time-domain Electromagnetic (“VTEM”), Magnetic and Radiometric survey to be flown over the Concessions by the Company, which payment shall be credited toward the $500,000 in exploration expenditures referred to above in subparagraph (iv).

A definitive binding option agreement shall be entered into between the Company and Buccaneer which agreement will require approval from the Minister of Lands, Forestry and Mines.

The status of each Buccaneer commitment to the Company in the 2011 LOI is as follows:

Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

The 1,000,000 Buccaneer shares received were valued at $411,440 at the date of issuance.

Option agreement on Edum Banso Project

In October 2005, XG Exploration entered into an option agreement (the “Option Agreement”) with Adom Mining Limited (“Adom”) to acquire 100% of Adom’s right, title and interest in and to a prospecting license on the Edum Banso concession (the “Edum Banso Project”) located in Ghana. Adom further granted XG Exploration the right to explore, develop, mine and sell mineral products from this concession. The prospecting license has been renewed for a two year period expiring on July 21, 2013.

The consideration paid for the Option Agreement was $15,000 with additional payments of $5,000 to be paid on the anniversary date of the Option Agreement in each year during the term which term has been extended to November 11, 2013. Further net smelter royalty payments, based on proven and probable reserves and gold production, was also payable to Adom.

During August 2011, the Company assigned its interest in the Edum Banso Project to Norman Cay Development Inc. (“NCD”) for a cash payment of $125,000, 1,000,000 NCD shares, valued at $260,000 at the date of issuance, and an option payment of $135,000 payable in six months from the date of assignment of the option interest. If NCD did not exercise its six-month option the Project reverted to the Company. Of the payments received, $20,000 reduced the carrying value of the Edum Banso Project on the balance sheet and the balance reduced exploration spending in the third quarter of 2011. A $25,000 finder’s fee was paid to introduce the Company to NCD and this fee reduced the gain recorded in the statement of operations.

During the three month period ended March 31, 2012, NCD paid a final option payment of $135,000 to the Company.

Mining lease and prospecting license commitments

The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for (i) an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence);(ii) a grant of a mining lease (currently $35,000); (iii) an extension of a mining lease (currently $100,000); (iv) annual operating permits; and (v) the conversion of a reconnaissance license to a prospecting license (currently $20,000); (b) to the Environmental Protection Agency ("EPA") (of Ghana) for processing and certificate fees with respect to EPA permits; and (c) an aggregate of less than $500 in connection with annual ground rent and mining permits to enter upon and gain access to the areas covered by the Company’s mining leases and future reconnaissance and prospecting licenses.

8.	MINERAL PROPERTIES

	2011	2010

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 10)	131,133	131,133
Option payment received	(881,440)	(25,000)
Total	$857,422	$1,713,862

Kibi, Kwabeng and Pameng Projects

The Company holds an individual mining lease over the lease area of each of the Kibi Project, the Kwabeng Project and the Pameng Project, all of which are located in Ghana. Each of these mining leases grant the Company mining rights to produce gold in the respective lease areas until July 26, 2019 with respect to the Kwabeng and Pameng Projects, and until December 17, 2015 with respect to the Kibi Project (formerly known as the Apapam Project), the latter of which can be renewed for up to a further 30 year term on application and payment of applicable fees to the Minerals Commission of Ghana (“Mincom”). All gold production will be subject to a production royalty of the net smelter returns (“NSR”) payable to the Government of Ghana.

Banso and Muoso Project

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license (“PL”) securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects. This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project. Subsequent to the year ended December 31, 2010, the Government of Ghana granted two mining leases for these Projects dated January 6, 2011. These mining leases grant the Company mining rights to produce gold in the respective lease areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project. These mining leases supersede the PL previously granted to the Company. Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH ¢260.00 (USD$167) for the Banso Project and GH ¢280.00 (USD$180) for the Muoso Project (paid in the March 2011 quarter); (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana.

The Company executed a letter of intent (“LOI”) with Buccaneer Gold Corp. (“Buccaneer”), formerly Verbina Resources Inc., a company related by directors and/or officers in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company’s interest in the mineral rights of the Company’s Banso and Muoso concessions (“Concessions”). On January 21, 2011 the terms of the agreement were amended.

Pursuant to the 2011 LOI, Buccaneer can acquire a 55% legal and beneficial interest in the Company’s interest in the mineral rights of the Concessions pursuant to the following terms: Buccaneer shall (i) provide the Company, by February 28, 2011, with notice of its satisfactory completion of due diligence of the Concessions (provided on January 21, 2011), and receipt of regulatory acceptance by the TSX Venture Exchange of the 2011 LOI (received on February 16, 2011) (the “Effective Date”); (ii) make a cash payment to the Company of $425,000 consisting of $100,000 upon the Effective Date and $325,000 within 90 days of the Effective Date (received); (iii) issue 1,000,000 fully paid and non-assessable common shares of Buccaneer to the Company upon the Effective Date (issued in the March 2011 quarter); (iv) incur a total of $4,425,000 in exploration expenditures on the Concessions within five (5) years of the Effective Date with $500,000 to be incurred in the first year (completed) from the Effective Date and $1,000,000 in each year thereafter, except that in the final year the exploration expenditures shall be a minimum of $925,000 ; and (v) pay to the Company $300,000 in connection with a Versatile Time-domain Electromagnetic (“VTEM”), Magnetic and Radiometric survey to be flown over the Concessions by the Company, which payment shall be credited toward the $500,000 in exploration expenditures referred to above in subparagraph (iv).

A definitive binding option agreement shall be entered into between the Company and Buccaneer which agreement will require approval from the Minister of Lands, Forestry and Mines.

The status of each Buccaneer commitment to the Company in the 2011 LOI is as follows:

Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

The 1,000,000 Buccaneer shares received were valued at $411,440 at the date of issuance.

Option agreement on Edum Banso Project

In October, 2005, XG Exploration entered into an option agreement (the “Option Agreement”) with Adom Mining Limited (“Adom”) to acquire 100% of Adom’s right, title and interest in and to a prospecting license on the Edum Banso concession (the “Edum Banso Project”) located in Ghana. Adom further granted XG Exploration the right to explore, develop, mine and sell mineral products from this concession. The prospecting license has been renewed for a two year period expiring on July 21, 2013.

The consideration paid for the Option Agreement was $15,000 with additional payments of $5,000 to be paid on the anniversary date of the Option Agreement in each year during the term which term has been extended to November 11, 2013. Further net smelter royalty payments, based on proven and probable reserves and gold production, was also payable to Adom.

During August 2011, the Company assigned its interest in the Edum Banso Project to Norman Cay Development Inc. (“NCD”) for a cash payment of $125,000, 1,000,000 NCD shares, valued at $260,000 at the date of issuance, and an option payment of $135,000 payable in six months from the date of assignment of the option interest. If NCD did not exercise its six-month option the Project reverted to the Company. Of the payments received, $20,000 reduced the carrying value of the Edum Banso Project on the balance sheet and the balance reduced exploration spending in the third quarter of 2011. A $25,000 finder’s fee was paid to introduce the Company to NCD and this fee reduced the gain recorded in the income statement.

Subsequent to December 31, 2011, NCD paid the final $135,000 to the Company.

Mining lease and prospecting license commitments

The Company is committed to expend, from time to time to the Minerals Commission for an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence) or grant of a mining lease and pay the Environmental Protection Agency (“EPA”) (of Ghana) for processing and certificate fees with respect to EPA permits, an aggregate of less than $500 in connection with annual or ground rent and mining permits to enter upon and gain access to the areas covered by the Company’s mining leases and prospecting licenses.

CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBENTURES [Text Block]
9.	CONVERTIBLE DEBENTURES

During the year ended December 31, 2005, the Company completed a convertible debenture financing for gross proceeds of $900,000. The debentures bore interest at 7% per annum, payable quarterly, and the principal balance was repayable by June 30, 2010. Debenture holders had the option to convert any portion of the outstanding principal into common shares at the conversion rate of $1 per share. During the year ended December 31, 2008, convertible debentures totaling $650,000 were converted into 650,000 common shares. In February 2010, the convertible debenture of $250,000 was converted into 250,000 common shares.

ASSET RETIREMENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ASSET RETIREMENT OBLIGATION [Text Block]
7.	ASSET RETIREMENT OBLIGATION

	June 30, 2012	December 31, 2011

Balance, beginning of period	$171,395	$155,395
Accretion expense	8,000	16,000
Balance, end of period	$179,395	$171,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $220,000 (2011 - $220,000). The obligation was calculated using a credit- adjusted risk free discount rate of 10% and an inflation rate of 2%. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of $220,961 which has been recorded in restricted cash with accrued interest ($220,961 at June 30, 2012).

10.	ASSET RETIREMENT OBLIGATION

	2011	2010

Balance, beginning of year	$155,395	$71,906
Change in obligation	-	76,298
Accretion expense	16,000	7,191
Balance, end of year	$171,395	$155,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $220,000 (2010 - $220,000). The obligation was calculated using a credit-adjusted risk free discount rate of 10% and an inflation rate of 2%. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of $220,961 (2010 - $220,000) which has been recorded in restricted cash.

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Cancellation of shares

In May 2005, 47,000,000 common shares owned by two former directors were returned to treasury and cancelled.

In June 2006, 10,000 common shares were returned to the Company in settlement of a dispute and cancelled.

In May 2009, 200,000 common shares were repurchased for $50,000 and cancelled.

In May 2005, 47,000,000 common shares owned by two former directors were returned to treasury and cancelled.

In June 2006, 10,000 common shares were returned to the Company in settlement of a dispute and cancelled.

In May 2009, 200,000 common shares were repurchased for $50,000 and cancelled.

In March 2010, 80,891 common shares were repurchased for $108,000 and cancelled.

Issuance of shares for services

In December 2008, an aggregate of 131,243 common shares were issued to three vendors of the Company’s subsidiary, XG Mining to settle outstanding accounts for services at a value of $1.50 per share. In March 2010, 80,891 of these common shares were repurchased for $108,000 and cancelled.

Private placements

In June 2010, the Company issued 250,000 units at $1.00 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 25,000 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $15,091 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 1.82%, volatility of 99.78% and a dividend rate of 0%.

In April 2010, the Company issued 838,000 units at $1.00 per unit for gross proceeds of $838,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 73,800 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $40,516 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 116.59% and a dividend rate of 0%.

In December 2009, the Company issued 706,000 units at $1.00 per unit for gross proceeds of $706,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring eighteen months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 50,600 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $20,098 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 109% and a dividend rate of 0%.

In August 2009, the Company issued 376,875 units at $0.80 per unit for gross proceeds of $301,500. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In April and May 2009, the Company issued 1,018,000 units at $0.70 per unit for gross proceeds of $712,600. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

Initial Public Offering

In November 2010, the Company completed an initial public offering in Canada (the “IPO”) and issued 8,092,593 common shares at CAD$1.35 (USD$1.33) for gross proceeds of CAD$10,925,001 (USD$10,753,149). The Company also issued 566,482 broker warrants with a strike price of CAD$1.35 (US$1.33) per warrant and a two-year term to maturity. The Company valued the warrants at $364,248 using the Black-Scholes model with a 90% volatility, 0% dividend and 1.5% interest rate.

Escrow Shares

A total of 267,500 shares (the “Escrow Shares”) were deposited into escrow at the time of listing of the Company’s shares on the Toronto Stock Exchange on November 23, 2010 (the “Listing Date”), following completion of the IPO. The Escrow Shares are released from escrow as to (a) 1/4 of the Escrow Shares on the Listing Date; (b) 1/3 of the remaining Escrow Shares, six months after the Listing Date; (c) 1/2 of the remaining Escrow Shares, 12 months after the Listing Date; and (d) the remaining Escrow Shares, 18 months after the Listing Date. As of June 30, 2012, there were no Escrow Shares held in escrow (December 31, 2011 – 66,875).

Acquisition of subsidiary

Effective December 22, 2004, the Company acquired 90% of the outstanding shares of XG Mining in exchange for 2,698,350 shares of common stock. In connection with this acquisition, 47,000,000 shares owned by two former officers and directors of the Company were returned to treasury and cancelled.

Stock options

On June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee who makes recommendation to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

At June 30, 2012, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021

Stock option transactions and the number of stock options outstanding are summarized as follows:

	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of period	2,067,000	$1.07	1,788,000	$0.88
Granted	-	-	409,000	1.90
Exercised	(110,000)	-	-	-
Cancelled/Expired	-	-	(130,000)	1.05
Outstanding, end of period	1,957,000	$1.08	2,067,000	$1.07

Exercisable, end of period	1,757,000	$1.02	1,749,500	$0.99

The aggregate intrinsic value for options vested as of June 30, 2012 is approximately $294,390 (December 31, 2011 - $452,250) and for total options outstanding is approximately $296,507 (December 31, 2011 - $758,750).

No stock options were granted during the six month period ended June 30, 2012. Certain option maturity terms were extended during the period and a non-cash charge of $315,194, reflecting an increase in the expected term to exercise from three years to five years, was booked in the June 2012 quarter. Other significant Black Scholes valuations assumptions regarding the charge include interest at 1.75%, no expected dividends, volatility of 75% and market price at June 30, 2012 of $1.05.

Warrants

At June 30, 2012, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Warrant transactions and the number of warrants outstanding are summarized as follows:

	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding, beginning of period	566,482	$1.33	2,439,320	$1.29
Issued	-		-	-
Exercised	-		(1,608,038)	1.24
Expired	-		(264,800)	1.49
Exercisable, end of period	566,482	$1.33	566,482	$1.33

11.	CAPITAL STOCK

Cancellation of shares

In May 2005, 47,000,000 common shares owned by two former directors were returned to treasury and cancelled.

In June 2006, 10,000 common shares were returned to the Company in settlement of a dispute and cancelled.

In May 2009, 200,000 common shares were repurchased for $50,000 and cancelled.

In March 2010, 80,891 common shares were repurchased for $108,000 and cancelled.

Issuance of shares for services

In December 2008, an aggregate of 131,243 common shares were issued to three vendors of the Company’s subsidiary, XG Mining to settle outstanding accounts for services at a value of $1.50 per share.

Private placements

In June 2010, the Company issued 250,000 units at $1.00 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 25,000 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $15,091 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 1.82%, volatility of 99.78% and a dividend rate of 0%.

In April 2010, the Company issued 838,000 units at $1.00 per unit for gross proceeds of $838,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 73,800 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $40,516 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 116.59% and a dividend rate of 0%.

In December 2009, the Company issued 706,000 units at $1.00 per unit for gross proceeds of $706,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring eighteen months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 50,600 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $20,098 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 109% and a dividend rate of 0%.

In August 2009, the Company issued 376,875 units at $0.80 per unit for gross proceeds of $301,500. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In April and May 2009, the Company issued 1,018,000 units at $0.70 per unit for gross proceeds of $712,600. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In February 2008, the Company issued 1,062,000 units at $1.50 per unit for gross proceeds of $1,593,000. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $2.25 per share expiring on July 7, 2009. The Company also issued finder’s warrants enabling the holder to acquire up to 84,960 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $15,136 and calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 4.88%, volatility of 33% and a dividend rate of 0%.

In October 2007, the Company issued 668,202 units at $1.35 per unit for gross proceeds of $902,073. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.75 for one year which expiry date was extended to January 13, 2009 (expired). The Company also issued finder’s warrants enabling the holder to acquire up to 33,410 common shares at the same terms as the unit warrants (expired). The fair value of the finder’s warrants was $2,015 and calculated using the Black-Scholes valuation method. The assumptions used were 1 year of expected life, risk free interest rate of 4.50%, volatility of 36% and a dividend rate of 0%.

In October 2006, the Company issued 282,000 common shares at $1.10 per share for gross proceeds of $310,200. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to April 23, 2008 which expiry date was extended to July 13, 2008 ( 65,000 exercised; 76,000 expired).

In July 2006, the Company issued 1,132,000 common shares at $0.90 per share for gross proceeds of $1,018,800. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to July 31, 2007 which expiry date was extended to July 13, 2008 ( 566,000 exercised).

In June 2006, the Company issued 578,112 common shares at $0.90 per share for gross proceeds of $520,300. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to June 16, 2007 (expired).

In March 2006, the Company issued 792,029 common shares at $0.70 per share for gross proceeds of $554,420.

In November 2005, the Company issued 1,549,354 common shares at $0.55 per share for gross proceeds of $852,145.

In August 2005, the Company issued 300,000 common shares at $0.55 per share for gross proceeds of $165,000. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to August 31, 2006 (expired).

In June 2005, the Company issued 536,218 common shares at $0.55 per share for gross proceeds of $294,920. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to April 30, 2006 ( 177,200 exercised; 90,910 expired).

Initial Public Offering

In November 2010, the Company completed an initial public offering in Canada and issued 8,092,593 common shares at CAD$1.35 (USD$1.33) for gross proceeds of CAD$10,925,001 (USD$10,753,149). The Company also issued 566,482 broker warrants with a strike price of CAD$1.35 (US$1.33) per warrant and a two-year term to maturity. The Company valued the warrants at $364,248 using the Black-Scholes model with a 90% volatility, 0% dividend and 1.5% interest rate.

Escrow Shares

A total of 267,500 shares (the “Escrow Shares”) were deposited into escrow at the time of listing of the Company’s shares on the Toronto Stock Exchange on November 23, 2010 (the “Listing Date”), following completion of the IPO. The Escrow Shares are released from escrow as to (a) 1/4 of the Escrow Shares on the Listing Date; (b) 1/3 of the remaining Escrow Shares, six months after the Listing Date; (c) 1/2 of the remaining Escrow Shares, 12 months after the Listing Date; and (d) the remaining Escrow Shares, 18 months after the Listing Date. As of December 31, 2011 a total of 133,750 Escrow Shares were held in escrow (December 31, 2010 – 200,625).

Acquisition of subsidiary

Effective December 22, 2004, the Company acquired 90% of the outstanding shares of XG Mining in exchange for 2,698,350 shares of common stock. In connection with this acquisition, 47,000,000 shares owned by two former officers and directors of the Company were returned to treasury and cancelled.

Stock options

On June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee who makes recommendation to the Board of Directors for their approval. The maximum term of options granted cannot exceed 10 years.

At December 31, 2011, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

324,000	$0.70	May 1, 2013
540,000	$0.75	May 1, 2013
110,000	$1.00	February 12, 2012 (1)
108,000	$1.00	January 1, 2013
216,000	$1.00	February 1, 2013
270,000	$1.00	May 1, 2013
90,000	$1.15	July 1, 2013
108,000	$1.85	June 10, 2014
100,000	$1.85	July 1, 2014
145,000	$1.95	March 1, 2014
56,000	$1.98	February 15, 2014

(1)	Exercised subsequent to the year ended December 31, 2011

Stock option transactions and the number of stock options outstanding are summarized as follows:

	2011		2010
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	1,788,000	$0.88	972,000	$0.73
Granted	409,000	1.90	924,000	1.02
Exercised	-	-	-	-
Cancelled/Expired	(130,000)	1.05	(108,000)	0.70

Outstanding, end of year	2,067,000	$1.07	1,788,000	$0.88

Exercisable, end of year	1,749,500	$0.99	1,490,000	$0.85

The aggregate intrinsic value for options vested as of December 31, 2011 is approximately $452,250 (2010 - $1,312,200) and for total options outstanding is approximately $758,750 (2010 - $2,447,200).

The fair value of stock options granted during the year ended December 31, 2011 totaled $477,193 (December 31, 2010 - $594,388) of which at December 31, 2011 the remaining $202,831 from the 2011 grants and $96,001 from 2010 grants will be expensed in future periods. A total of $361,239 has been included in general and administrative expenses for the year December 31, 2011 (year ended December 31, 2010 - $411,507).

The following assumptions were used for the Black-Scholes valuation of stock options granted or extended during the years ended December 31, 2011 and 2010:

	2011	2010

Risk-free interest rate	1.75%	1.73%
Expected life	3 years	3 years
Annualized volatility	95.34	94.28
Dividend rate	-	-

The weighted average fair value of options granted was $1.17 (2010 - $0.63) .

Warrants

At December 31, 2011, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2011		2010

Balance, beginning of year	2,439,320	$1.29	1,610,038	$1.13
Issued	-	-	1,209,282	1.42
Exercised	(1,608,038)	1.24	(380,000)	1.03
Expired	(264,800)	1.49	-	-
Balance, end of year	566,482	$1.33	2,439,320	$1.29

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the six month periods ended June 30, 2012 and June 30, 2011, the Company entered into the following transactions with related parties:

	Six months	Six months
	June 30, 2012	June 30, 2011

Consulting fees paid or accrued to officers or their companies	$187,416	$209,899
Directors’ fees	16,918	17,355

Stock option grants to officers and directors	-	223,000
Stock option grant price range	$-	$1.90

An amount of $18,080 was due from a company with two directors in common (December 31, 2011 - $213,872).

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties.

12.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011 and 2010, the Company entered into the following transactions with related parties:

	2011	2010

Consulting fees paid or accrued to officers or their companies	$351,670	$269,519
Directors’ fees	32,299	25,970

Stock option grants to officers and directors	223,000	636,000
Stock option grant price range	$1.85 to 1.95	$1.00 to 1.15

An amount of $213,872 was due from a company with directors and/or officers in common (2010 - $Nil).

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties.

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	June 30, 2012	June 30, 2012	June 30, 2011

Cash paid during the period for:
Interest	$243,638	$1,702	$-
Income taxes	$-	$-	$-

There were no significant non-cash transactions during the six-month period ended June 30, 2012.

The significant non-cash transaction during the six months ended June 30, 2011 was the receipt of 1,000,000 Buccaneer common shares per the 2011 LOI valued at $411,440.

13.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2011	2011	2010

Cash paid during the period for:
Interest	$187,362	$—	$—
Income taxes	$—	$—	$—

The significant non-cash transactions during the year ended December 31, 2011 include the receipt of 1,000,000 Buccaneer common shares per the 2011 LOI (Note 8), and the receipt of 1,000,000 NCD shares valued at $260,000 (Note 8).

The significant non-cash transactions during the year ended December 31, 2010 included (a) the issuance of 665,282 finder’s warrants with a value of $419,855 in connection with a private placement (Note 11); (b) the conversion of $250,000 of a convertible debenture into 250,000 common shares; and (c) capitalization of $76,298 in mineral properties related to asset retirement costs.

DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2011
DEFERRED INCOME TAXES [Text Block]
14.	DEFERRED INCOME TAXES

Income tax benefits attributable to losses from United States of America operations was $Nil for the years ended December 31, 2011 and 2010, and differed from the amounts computed by applying the United States of America federal income tax rate of 34% to pretax losses from operations as a result of the following:

	2011	2010

Loss for the year	$(5,794,927)	$(2,976,645)

Computed “expected” tax (benefit) expense	$(1,970,275)	$(1,012,059)
Non deductible (taxable) items	4,088	14,502
Lower effective income tax rate on loss of foreign subsidiaries	399,000	21,884
Valuation allowance	1,567,187	975,673

Net expected tax (benefit) expense	$-	$-

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below:

	2011	2010

Deferred tax assets (liabilities):
Trading securities	$(224,739)	$(17,280)
Net operating loss carryforwards - US	1,611,391	1,675,192
Net operating loss carryforwards - Ghana	1,229,724	1,063,043

Valuation allowance	(2,616,376)	(2,720,955)

Total deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of December 31, 2011 and 2010 was $(2,616,376) and $(2,720,955) respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets. In order to fully realize the deferred tax asset attributable to net operating loss carryforwards, the Company will need to generate future taxable income of approximately $10,000,000 prior to the expiration of the net operating loss carryforwards. Of the $10,000,000 of operating loss carryforwards, $3,600,000 is attributable to the US, and expires between 2012 and 2031, and the balance of $6,400,000 is attributable to Ghana and expires between 2012 and 2016.

SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SEGMENTED INFORMATION [Text Block]
11.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	June 30, 2012	December 31, 2011

Cash and restricted cash:
Canada	$1,421,730	$4,263,201
Ghana	316,914	456,513
Total cash and restricted cash	1,738,644	4,719,714
Capital assets
Canada	1,595	3,418
Ghana	2,097,324	2,224,031
Total capital assets	2,098,919	2,227,449
Total	$3,837,563	$6,947,163

15.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	2011	2010

Cash and restricted cash:
Canada	$4,263,201	$9,950,180
Ghana	456,513	365,942
Total cash and restricted cash	$4,719,714	$10,316,122
Capital assets
Canada	3,418	10,609
Ghana	2,224,031	2,438,679
Total capital assets	$2,227,449	$2,449,288
Total	$6,947,163	$12,765,410

CONTINGENCY AND COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONTINGENCY AND COMMITMENTS [Text Block]
12.	CONTINGENCY AND COMMITMENTS

a)

The Company entered into a management consulting agreement with the Vice President, Exploration, which extends from March 1, 2011 to March 1, 2014, whereby the Company will pay CAD$12,500 (USD$12,198) per month for the three year term for providing the majority of his time in consulting services to the Company. In the event of termination, without cause, before September 30, 2012, the Company will be required to pay CAD$10,000 (USD$9,758) for each month of early termination up to September 30, 2012. Thereafter, in the event that the services are terminated at any time after October 1, 2012, then no additional payment will be payable.

b)

The Company leases 1,163 square feet for its corporate office located at Suite 301, 360 Bay Street, Toronto, Ontario. The lease has a 66 month term which terminates October 31, 2012, at approximately CAD$4,392 (USD$4,286) per month.

c)

In late 2009, the Government of Ghana announced an increase in the gross overriding royalty (“GOR”) required payable by all mining companies in the country from 3% to 5%. The industry standard remained at 3% due to stability agreements which were in place with a number of companies. From the commencement of gold recovery in July 2010 to September 2010, the Company paid the GOR at 5% and as of October 2010, the Company began to pay the GOR at 3% until July 1, 2011 when the Company again paid the royalty at 5%. As a result of this decision, there is a potential unrecorded liability of $84,300 related to 2010 activities and a recorded liability of $120,000 related to 2011 activities.

16.	CONTINGENCY AND COMMITMENTS

a)

The Company entered into a management consulting agreement with the Vice President, Exploration, which extends from March 1, 2011 to March 1, 2014, whereby the Company will pay CAD$12,500 (USD$12,875) per month for the three year term for providing the majority of his time in consulting services to the Company. In the event of termination, without cause, before September 30, 2012, the Company will be required to pay CAD$10,000 (USD$10,300) for each month of early termination up to September 30, 2012. Thereafter, in the event that the services are terminated at any time after October 1, 2012, then no additional payment will be payable.

b)

The Company leases 1,163 square feet for its corporate office located at Suite 301, 360 Bay Street, Toronto, Ontario. The lease has a 66 month term commencing May 1, 2007, at approximately CAD$4,392 (USD$4,306) per month.

c)

In late 2009, the Government of Ghana announced an increase in the gross overriding royalty (“GOR”) required payable by all mining companies in the country from 3% to 5%. The industry standard remained at 3% due to stability agreements which were in place with a number of companies. From the commencement of gold recovery in July 2010 to September 2010, the Company paid the GOR at 5% and as of October 2010, the Company began to pay the GOR at 3% until July 1, 2011 when the Company again paid the royalty at 5%. As a result of this decision, there is a potential unrecorded liability of $84,300 related to 2010 activities and a recorded liability of $120,000 related to 2011 activities.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Text Block]
17.	SUBSEQUENT EVENTS
a)	Subsequent to December 31, 2011, NCD paid the Company $135,000 related to an option of the Edum Banso property (see Note 8).

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Generally accepted accounting principles [Policy Text Block]
Generally accepted accounting principles

The accompanying unaudited financial statements have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America applicable to interim financial information and with the rules and regulations of the United States Securities and Exchange Commission. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed, or omitted, pursuant to such rules and regulations. In the opinion of Management, the unaudited interim financial statements include all adjustments necessary for the fair presentation of the results of the interim periods presented. All adjustments are of a normal recurring nature, except as otherwise noted below. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Company’s Form 10-K, filed with the Securities and Exchange Commission. The results of operations for the interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

Generally accepted accounting principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“U.S. GAAP”).

Principles of consolidation [Policy Text Block]
Principles of consolidation

These consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Xtra Energy (from October 31, 2003), XG Exploration (from February 16, 2004), XOG (from October 20, 2005) and XOGG (from March 2, 2006) and its 90% owned subsidiary, XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties, inputs used in the calculation of stock-based compensation and finders’ warrants, inputs used in the calculation of the asset retirement obligation, and the valuation allowance applied to deferred income taxes. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

Cash and cash equivalents [Policy Text Block]
Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At June 30, 2012 and December 31, 2011, cash and cash equivalents consisted of cash held at financial institutions and highly liquid investments with original maturities of less than three months.

Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash and cash equivalents consisted of cash held at financial institutions.

Receivables [Policy Text Block]
Receivables

No allowance for doubtful accounts has been provided. Management has evaluated all receivables and believes they are all collectible.

Recovery of gold [Policy Text Block]
Recovery of gold

Recovery of gold and other income is recognized when title and the risks and rewards of ownership to delivered bullion and commodities pass to the buyer and collection is reasonably assured.

Trading securities [Policy Text Block]
Trading securities

The Company’s trading securities are reported at fair value, with unrealized gains and losses included in earnings.

Non-Controlling Interest [Policy Text Block]
Non-Controlling Interest

The consolidated financial statements include the accounts of XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated upon consolidation. The Company records a non-controlling interest which reflects the 10% portion of the earnings (loss) of XG Mining allocable to the holders of the minority interest.

Equipment [Policy Text Block]
Equipment

Equipment is recorded at cost and is being amortized over its estimated useful lives using the declining balance method at the following annual rates:

Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Exploration equipment	20%

Mineral properties and exploration and development costs [Policy Text Block]

Mineral properties and exploration and development costs

The costs of acquiring mineral rights are capitalized at the date of acquisition. After acquisition, various factors can affect the recoverability of the capitalized costs. If, after review, management concludes that the carrying amount of a mineral property is impaired, it will be written down to estimated fair value. Exploration costs incurred on mineral properties are expensed as incurred. Development costs incurred on proven and probable reserves will be capitalized. Upon commencement of production, capitalized costs will be amortized using the unit-of-production method over the estimated life of the ore body based on proven and probable reserves (which exclude non-recoverable reserves and anticipated processing losses). When the Company receives an option payment related to a property, the proceeds of the payment are applied to reduce the carrying value of the exploration asset.

Long-lived assets [Policy Text Block]

Long-lived assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows related to the long-lived assets. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company also records a corresponding asset which is amortized over the life of the asset. Subsequent to the initial measurement of the asset retirement obligation, the obligation is adjusted at the end of each period to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying the obligation (asset retirement cost).

Stock-based compensation [Policy Text Block]
Stock-based compensation

The Company accounts for share-based compensation under the provisions of ASC 718, “Compensation-Stock Compensation”. Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date for all stock-based awards to employees and directors and is recognized as an expense over the requisite service period, which is generally the vesting period. The Black-Scholes option valuation model is used to calculate fair value.

The Company accounts for stock compensation arrangements with non-employees in accordance with ASC 718 which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock- based compensation is subject to periodic adjustment as the underlying equity instruments vest. Non-employee stock-based compensation charges are amortized over the vesting period on a straight-line basis. For stock options granted to non- employees, the fair value of the stock options is estimated using a Black-Scholes valuation model.

Income taxes [Policy Text Block]
Income taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under the asset and liability method the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be recognized.

Loss per share [Policy Text Block]
Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of June 30, 2012, there were 566,482 warrants (December 31, 2011 – 566,482) and 1,957,000 stock options (December 31, 2011 – 2,067,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti-dilutive.

Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of December 31, 2011, there were 566,482 warrants (2010 – 2,439,320) and 2,067,000 stock options (2010 – 1,788,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti- dilutive.

Foreign exchange [Policy Text Block]
Foreign exchange

The Company’s functional currency is the U.S. dollar. Any monetary assets and liabilities that are in a currency other than the U.S. dollar are translated at the rate prevailing at year end. Revenue and expenses in a foreign currency are translated at rates that approximate those in effect at the time of translation. Gains and losses from translation of foreign currency transactions into U.S. dollars are included in current results of operations.

Financial instruments [Policy Text Block]
Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, investments, receivables, restricted cash, and accounts payable and accrued liabilities. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from its financial instruments. The fair values of these financial instruments approximate their carrying values unless otherwise noted. The Company has its cash primarily in government or bank guaranteed deposit certificates, bank bonds or in one commercial bank in Toronto, Ontario, Canada.

Fair value of financial assets and liabilities [Policy Text Block]
Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including due from related party, receivables, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Cash and cash equivalents, investments in trading securities and restricted cash are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of June 30, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	June 30, 2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and cash equivalents	$1,517,683	$1,517,683	$-	$-
Restricted cash	220,961	220,961	-	-
Trading securities	1,321,989	1,321,989	-	-
Total	$3,060,633	$3,060,633	$-	$-

The fair values of cash and cash equivalents, restricted cash and investments are determined through market, observable and corroborated sources.

Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including receivables, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Cash and cash equivalents, investments in trading securities and restricted cash are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of December 31, 2011, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$4,498,753	$4,498,753	$-	$-
Restricted cash	220,961	220,961	-	-
Investments	2,531,644	2,531,644	-	-
Total	$7,251,358	$7,251,358	$-	$-

                          The fair values of cash and cash equivalents, restricted cash and investments are determined through market, observable and corroborated sources.

Concentration of credit risk [Policy Text Block]
Concentration of credit risk

The financial instrument which potentially subjects the Company to concentration of credit risk is cash. The Company maintains cash in bank accounts that, at times, may exceed federally insured limits. As of December 31, 2011 and 2010, the Company has exceeded the federally insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. The Company sells all gold recovered to one licensed export agent in Ghana. There is no contract in place and the Company is able to switch suppliers at its discretion.

Recent accounting pronouncements [Policy Text Block]
Recently adopted accounting pronouncements

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company’s January 1, 2012 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

Business Combinations

In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of the updated guidance, effective for the Company’s fiscal year beginning January 1, 2011, had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In January 2010, the ASC guidance for fair value measurements and disclosure was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements. The guidance was amended to clarify the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2010. The adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Also in January 2010, the ASC guidance for fair value measurements and disclosure was updated to require enhanced detail in the level 3 reconciliation. Adoption of the updated guidance, effective for the Company’s fiscal year beginning January 1, 2011, had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

Comprehensive Income

In June 2011, the ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. In December 2011, the FASB issued its final standard to defer the new requirement to present components of reclassifications of other comprehensive income on the face of the income statement. Companies will still be required to adopt the other requirements contained in the new standard on comprehensive income. The Company adopted the new guidance and its deferral and opted to present the total of comprehensive income in two separate but consecutive statements effective for its fiscal year beginning January 1, 2011. The early adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended	18 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Exploration equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$4,498,753	$4,498,753	$-	$-
Restricted cash	220,961	220,961	-	-
Investments	2,531,644	2,531,644	-	-
Total	$7,251,358	$7,251,358	$-	$-

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	June 30, 2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and cash equivalents	$1,517,683	$1,517,683	$-	$-
Restricted cash	220,961	220,961	-	-
Trading securities	1,321,989	1,321,989	-	-
Total	$3,060,633	$3,060,633	$-	$-

INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Investments [Table Text Block]
	Investments
	June 30, 2012	December 31, 2011

Trading securities	$1,321,989	$2,022,079
Interest bearing debt instruments	-	509,565
	$1,321,989	$2,531,644

	Investments
	2011	2010

Trading securities	2,022,079	129,141
Interest bearing debt instruments	509,565	-
	2,531,644	129,141

EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Equipment [Table Text Block]
	June 30, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$7,549	$809	$8,358	$6,549	$1,809
Computer equipment	20,274	19,488	786	20,274	18,666	1,608
Exploration equipment	1,464,478	466,826	997,652	1,464,478	379,843	1,084,635
Vehicles	333,989	91,739	242,250	333,989	52,014	281,975
	$1,827,099	$585,602	$1,241,497	$1,827,099	$457,072	$1,370,027

		2011			2010
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$6,549	$1,809	$8,358	$4,179	$4,179
Computer equipment	20,274	18,666	1,608	20,274	13,844	6,430
Exploration equipment	1,464,478	379,843	1,084,635	781,126	185,464	595,662
Vehicles	333,989	52,014	281,975	155,325	26,170	129,155
	$1,827,099	$457,072	$1,370,027	$965,083	$229,657	$735,426

DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deferred Financing Cost [Table Text Block]

	2011	2010

Balance, beginning of year	$-	$1,283
Costs incurred	-	-
Amortization	-	(1,283)
Balance, end of year	$-	$-

MINERAL PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Mineral Properties Acquired [Table Text Block]
	June 30, 2012	December 31, 2011

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	131,133	131,133
Option payment received	(881,440)	(881,440)
Total	$857,422	$857,422

	2011	2010

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 10)	131,133	131,133
Option payment received	(881,440)	(25,000)
Total	$857,422	$1,713,862

Schedule of Buccaneer Commitment to the Company [Table Text Block]
Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Asset Retirement Obligations [Table Text Block]
	June 30, 2012	December 31, 2011

Balance, beginning of period	$171,395	$155,395
Accretion expense	8,000	16,000
Balance, end of period	$179,395	$171,395

	2011	2010

Balance, beginning of year	$155,395	$71,906
Change in obligation	-	76,298
Accretion expense	16,000	7,191
Balance, end of year	$171,395	$155,395

CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021

Number of	Exercise	Expiry Date
Options	Price

324,000	$0.70	May 1, 2013
540,000	$0.75	May 1, 2013
110,000	$1.00	February 12, 2012 (1)
108,000	$1.00	January 1, 2013
216,000	$1.00	February 1, 2013
270,000	$1.00	May 1, 2013
90,000	$1.15	July 1, 2013
108,000	$1.85	June 10, 2014
100,000	$1.85	July 1, 2014
145,000	$1.95	March 1, 2014
56,000	$1.98	February 15, 2014

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of period	2,067,000	$1.07	1,788,000	$0.88
Granted	-	-	409,000	1.90
Exercised	(110,000)	-	-	-
Cancelled/Expired	-	-	(130,000)	1.05
Outstanding, end of period	1,957,000	$1.08	2,067,000	$1.07

Exercisable, end of period	1,757,000	$1.02	1,749,500	$0.99

	2011		2010
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	1,788,000	$0.88	972,000	$0.73
Granted	409,000	1.90	924,000	1.02
Exercised	-	-	-	-
Cancelled/Expired	(130,000)	1.05	(108,000)	0.70

Outstanding, end of year	2,067,000	$1.07	1,788,000	$0.88

Exercisable, end of year	1,749,500	$0.99	1,490,000	$0.85

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]

	2011	2010

Risk-free interest rate	1.75%	1.73%
Expected life	3 years	3 years
Annualized volatility	95.34	94.28
Dividend rate	-	-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding, beginning of period	566,482	$1.33	2,439,320	$1.29
Issued	-		-	-
Exercised	-		(1,608,038)	1.24
Expired	-		(264,800)	1.49
Exercisable, end of period	566,482	$1.33	566,482	$1.33

	2011		2010

Balance, beginning of year	2,439,320	$1.29	1,610,038	$1.13
Issued	-	-	1,209,282	1.42
Exercised	(1,608,038)	1.24	(380,000)	1.03
Expired	(264,800)	1.49	-	-
Balance, end of year	566,482	$1.33	2,439,320	$1.29

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Related Party Transactions [Table Text Block]
	Six months	Six months
	June 30, 2012	June 30, 2011

Consulting fees paid or accrued to officers or their companies	$187,416	$209,899
Directors’ fees	16,918	17,355

Stock option grants to officers and directors	-	223,000
Stock option grant price range	$-	$1.90

	2011	2010

Consulting fees paid or accrued to officers or their companies	$351,670	$269,519
Directors’ fees	32,299	25,970

Stock option grants to officers and directors	223,000	636,000
Stock option grant price range	$1.85 to 1.95	$1.00 to 1.15

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	June 30, 2012	June 30, 2012	June 30, 2011

Cash paid during the period for:
Interest	$243,638	$1,702	$-
Income taxes	$-	$-	$-

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2011	2011	2010

Cash paid during the period for:
Interest	$187,362	$—	$—
Income taxes	$—	$—	$—

DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income Tax Expense (Benefit) [Table Text Block]

	2011	2010

Loss for the year	$(5,794,927)	$(2,976,645)

Computed “expected” tax (benefit) expense	$(1,970,275)	$(1,012,059)
Non deductible (taxable) items	4,088	14,502
Lower effective income tax rate on loss of foreign subsidiaries	399,000	21,884
Valuation allowance	1,567,187	975,673

Net expected tax (benefit) expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2011	2010

Deferred tax assets (liabilities):
Trading securities	$(224,739)	$(17,280)
Net operating loss carryforwards - US	1,611,391	1,675,192
Net operating loss carryforwards - Ghana	1,229,724	1,063,043

Valuation allowance	(2,616,376)	(2,720,955)

Total deferred tax assets	$-	$-

SEGMENTED INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segmented Information [Table Text Block]
	June 30, 2012	December 31, 2011

Cash and restricted cash:
Canada	$1,421,730	$4,263,201
Ghana	316,914	456,513
Total cash and restricted cash	1,738,644	4,719,714
Capital assets
Canada	1,595	3,418
Ghana	2,097,324	2,224,031
Total capital assets	2,098,919	2,227,449
Total	$3,837,563	$6,947,163

	2011	2010

Cash and restricted cash:
Canada	$4,263,201	$9,950,180
Ghana	456,513	365,942
Total cash and restricted cash	$4,719,714	$10,316,122
Capital assets
Canada	3,418	10,609
Ghana	2,224,031	2,438,679
Total capital assets	$2,227,449	$2,449,288
Total	$6,947,163	$12,765,410

HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
History And Organization Of The Company 1		100.00%
History And Organization Of The Company 2		100.00%
History And Organization Of The Company 3		90.00%
History And Organization Of The Company 4		10.00%
History And Organization Of The Company 1	100.00%
History And Organization Of The Company 2	100.00%
History And Organization Of The Company 3	90.00%
History And Organization Of The Company 4	10.00%

CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 months	Dec. 31, 2011
Continuance Of Operations 1		$ 5,324,757
Continuance Of Operations 2		17,646,122
Continuance Of Operations 3		6,629,046
Continuance Of Operations 1	4,456,814
Continuance Of Operations 2	22,102,936
Continuance Of Operations 3	$ 2,459,936
Continuance Of Operations 4	12

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 warrants options	Dec. 31, 2011 warrants options
Significant Accounting Policies 1		90.00%
Significant Accounting Policies 2		10.00%
Significant Accounting Policies 3		566,482
Significant Accounting Policies 4		2,439,320
Significant Accounting Policies 5		2,067,000
Significant Accounting Policies 6		1,788,000
Significant Accounting Policies 1	566,482
Significant Accounting Policies 2	566,482
Significant Accounting Policies 3	1,957,000
Significant Accounting Policies 4	2,067,000

INVESTMENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investments 1		$ 2,531,644
Investments 2		129,141
Investments 1	1,321,989
Investments 2	$ 2,531,644

DEFERRED FINANCING COSTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Deferred Financing Costs 1	$ 45,000
Deferred Financing Costs 2	$ 1,202

OIL AND GAS INVESTMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Oil And Gas Investment 1	18.89%
Oil And Gas Investment 2	$ 40,000
Oil And Gas Investment 3	18.89%
Oil And Gas Investment 4	$ 40,000

MINERAL PROPERTIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($) years days	Dec. 31, 2011 USD ($) years days	Dec. 31, 2011 GHS
Mineral Properties 1		30	30
Mineral Properties 2		$ 30,000
Mineral Properties 3			260
Mineral Properties 4		167
Mineral Properties 5			280
Mineral Properties 6		180
Mineral Properties 7		55.00%	55.00%
Mineral Properties 8		55.00%	55.00%
Mineral Properties 9		425,000
Mineral Properties 10		100,000
Mineral Properties 11		325,000
Mineral Properties 12		90	90
Mineral Properties 13		1,000,000	1,000,000
Mineral Properties 14		4,425,000
Mineral Properties 15		500,000
Mineral Properties 16		1,000,000
Mineral Properties 17		925,000
Mineral Properties 18		300,000
Mineral Properties 19		500,000
Mineral Properties 20		1,000,000	1,000,000
Mineral Properties 21		411,440
Mineral Properties 22		100.00%	100.00%
Mineral Properties 23		15,000
Mineral Properties 24		5,000
Mineral Properties 25		125,000
Mineral Properties 26		1,000,000	1,000,000
Mineral Properties 27		260,000
Mineral Properties 28		135,000
Mineral Properties 29		20,000
Mineral Properties 30		25,000
Mineral Properties 31		135,000
Mineral Properties 32		15,000
Mineral Properties 33		500
Mineral Properties 1	30
Mineral Properties 2	30,000
Mineral Properties 3	260
Mineral Properties 4	167
Mineral Properties 5	280
Mineral Properties 6	180
Mineral Properties 7	55.00%
Mineral Properties 8	55.00%
Mineral Properties 9	425,000
Mineral Properties 10	100,000
Mineral Properties 11	325,000
Mineral Properties 12	90
Mineral Properties 13	1,000,000
Mineral Properties 14	4,425,000
Mineral Properties 15	500,000
Mineral Properties 16	1,000,000
Mineral Properties 17	925,000
Mineral Properties 18	300,000
Mineral Properties 19	500,000
Mineral Properties 20	1,000,000
Mineral Properties 21	411,440
Mineral Properties 22	100.00%
Mineral Properties 23	15,000
Mineral Properties 24	5,000
Mineral Properties 25	125,000
Mineral Properties 26	1,000,000
Mineral Properties 27	260,000
Mineral Properties 28	135,000
Mineral Properties 29	20,000
Mineral Properties 30	25,000
Mineral Properties 31	135,000
Mineral Properties 32	15,000
Mineral Properties 33	35,000
Mineral Properties 34	100,000
Mineral Properties 35	20,000
Mineral Properties 36	$ 500

CONVERTIBLE DEBENTURES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Convertible Debentures 1	$ 900,000
Convertible Debentures 2	7.00%
Convertible Debentures 3	$ 1
Convertible Debentures 4	650,000
Convertible Debentures 5	650,000
Convertible Debentures 6	$ 250,000
Convertible Debentures 7	250,000

ASSET RETIREMENT OBLIGATION (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligation 1		$ 220,000
Asset Retirement Obligation 2		220,000
Asset Retirement Obligation 3		10.00%
Asset Retirement Obligation 4		2.00%
Asset Retirement Obligation 5		220,961
Asset Retirement Obligation 6		220,000
Asset Retirement Obligation 1	220,000
Asset Retirement Obligation 2	220,000
Asset Retirement Obligation 3	10.00%
Asset Retirement Obligation 4	2.00%
Asset Retirement Obligation 5	220,961
Asset Retirement Obligation 6	$ 220,961

CAPITAL STOCK (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months units years warrants	Jun. 30, 2012 CAD	Dec. 31, 2011 USD ($) years months units warrants	Dec. 31, 2011 CAD
Capital Stock 1			47,000,000	47,000,000
Capital Stock 2			10,000	10,000
Capital Stock 3			200,000	200,000
Capital Stock 4			$ 50,000
Capital Stock 5			80,891	80,891
Capital Stock 6			108,000
Capital Stock 7			131,243	131,243
Capital Stock 8			$ 1.5
Capital Stock 9			250,000	250,000
Capital Stock 10			$ 1
Capital Stock 11			250,000
Capital Stock 12			1.5
Capital Stock 13			18	18
Capital Stock 14			25,000	25,000
Capital Stock 15			15,091
Capital Stock 16			1.5	1.5
Capital Stock 17			1.82%	1.82%
Capital Stock 18			99.78%	99.78%
Capital Stock 19			0.00%	0.00%
Capital Stock 20			838,000	838,000
Capital Stock 21			$ 1
Capital Stock 22			838,000
Capital Stock 23			1.5
Capital Stock 24			18	18
Capital Stock 25			73,800	73,800
Capital Stock 26			40,516
Capital Stock 27			1.5	1.5
Capital Stock 28			2.04%	2.04%
Capital Stock 29			116.59%	116.59%
Capital Stock 30			0.00%	0.00%
Capital Stock 31			706,000	706,000
Capital Stock 32			$ 1
Capital Stock 33			706,000
Capital Stock 34			1.5
Capital Stock 35			50,600	50,600
Capital Stock 36			20,098
Capital Stock 37			1.5	1.5
Capital Stock 38			2.04%	2.04%
Capital Stock 39			109.00%	109.00%
Capital Stock 40			0.00%	0.00%
Capital Stock 41			376,875	376,875
Capital Stock 42			$ 0.8
Capital Stock 43			301,500
Capital Stock 44			1
Capital Stock 45			1,018,000	1,018,000
Capital Stock 46			$ 0.7
Capital Stock 47			712,600
Capital Stock 48			1
Capital Stock 49			1,062,000	1,062,000
Capital Stock 50			$ 1.5
Capital Stock 51			1,593,000
Capital Stock 52			$ 2.25
Capital Stock 53			84,960	84,960
Capital Stock 54			15,136
Capital Stock 55			1.5	1.5
Capital Stock 56			4.87%	4.87%
Capital Stock 57			33.00%	33.00%
Capital Stock 58			0.00%	0.00%
Capital Stock 59			668,202	668,202
Capital Stock 60			$ 1.35
Capital Stock 61			902,073
Capital Stock 62			1.75
Capital Stock 63			33,410	33,410
Capital Stock 64			2,015
Capital Stock 65			1	1
Capital Stock 66			4.50%	4.50%
Capital Stock 67			36.00%	36.00%
Capital Stock 68			0.00%	0.00%
Capital Stock 69			282,000	282,000
Capital Stock 70			$ 1.1
Capital Stock 71			310,200
Capital Stock 72			1.5
Capital Stock 73			65,000	65,000
Capital Stock 74			76,000	76,000
Capital Stock 75			1,132,000	1,132,000
Capital Stock 76			$ 0.9
Capital Stock 77			1,018,800
Capital Stock 78			1.5
Capital Stock 79			566,000	566,000
Capital Stock 80			578,112	578,112
Capital Stock 81			$ 0.9
Capital Stock 82			520,300
Capital Stock 83			1.5
Capital Stock 84			792,029	792,029
Capital Stock 85			$ 0.7
Capital Stock 86			554,420
Capital Stock 87			1,549,354	1,549,354
Capital Stock 88			$ 0.55
Capital Stock 89			852,145
Capital Stock 90			300,000	300,000
Capital Stock 91			$ 0.55
Capital Stock 92			165,000
Capital Stock 93			0.75
Capital Stock 94			536,218	536,218
Capital Stock 95			$ 0.55
Capital Stock 96			294,920
Capital Stock 97			0.75
Capital Stock 98			177,200	177,200
Capital Stock 99			90,910	90,910
Capital Stock 100			8,092,593	8,092,593
Capital Stock 101				1.35
Capital Stock 102			1.33
Capital Stock 103				10,925,001
Capital Stock 104			10,753,149
Capital Stock 105			566,482	566,482
Capital Stock 106				1.35
Capital Stock 107			$ 1.33
Capital Stock 108			364,248
Capital Stock 109			90.00%	90.00%
Capital Stock 110			0.00%	0.00%
Capital Stock 111			1.50%	1.50%
Capital Stock 112			267,500	267,500
Capital Stock 113			12	12
Capital Stock 114			18	18
Capital Stock 115			133,750	133,750
Capital Stock 116			200,625	200,625
Capital Stock 117			90.00%	90.00%
Capital Stock 118			2,698,350	2,698,350
Capital Stock 119			47,000,000	47,000,000
Capital Stock 120			10.00%	10.00%
Capital Stock 121			10.00%	10.00%
Capital Stock 122			10	10
Capital Stock 123			452,250
Capital Stock 124			1,312,200
Capital Stock 125			758,750
Capital Stock 126			2,447,200
Capital Stock 127			477,193
Capital Stock 128			594,388
Capital Stock 129			202,831
Capital Stock 130			96,001
Capital Stock 131			361,239
Capital Stock 132			411,507
Capital Stock 133			1.17
Capital Stock 134			0.63
Capital Stock 1	47,000,000	47,000,000
Capital Stock 2	10,000	10,000
Capital Stock 3	200,000	200,000
Capital Stock 4	50,000
Capital Stock 5	47,000,000	47,000,000
Capital Stock 6	10,000	10,000
Capital Stock 7	200,000	200,000
Capital Stock 8	50,000
Capital Stock 9	80,891	80,891
Capital Stock 10	108,000
Capital Stock 11	131,243	131,243
Capital Stock 12	$ 1.5
Capital Stock 13	80,891	80,891
Capital Stock 14	108,000
Capital Stock 15	250,000	250,000
Capital Stock 16	$ 1
Capital Stock 17	250,000
Capital Stock 18	1.5
Capital Stock 19	18	18
Capital Stock 20	25,000	25,000
Capital Stock 21	15,091
Capital Stock 22	1.5	1.5
Capital Stock 23	1.82%	1.82%
Capital Stock 24	99.78%	99.78%
Capital Stock 25	0.00%	0.00%
Capital Stock 26	838,000	838,000
Capital Stock 27	$ 1
Capital Stock 28	838,000
Capital Stock 29	1.5
Capital Stock 30	18	18
Capital Stock 31	73,800	73,800
Capital Stock 32	40,516
Capital Stock 33	1.5	1.5
Capital Stock 34	2.04%	2.04%
Capital Stock 35	116.59%	116.59%
Capital Stock 36	0.00%	0.00%
Capital Stock 37	706,000	706,000
Capital Stock 38	$ 1
Capital Stock 39	706,000
Capital Stock 40	1.5
Capital Stock 41	50,600	50,600
Capital Stock 42	20,098
Capital Stock 43	1.5	1.5
Capital Stock 44	2.04%	2.04%
Capital Stock 45	109.00%	109.00%
Capital Stock 46	0.00%	0.00%
Capital Stock 47	376,875	376,875
Capital Stock 48	$ 0.8
Capital Stock 49	301,500
Capital Stock 50	1
Capital Stock 51	1,018,000	1,018,000
Capital Stock 52	$ 0.7
Capital Stock 53	712,600
Capital Stock 54	1
Capital Stock 55	8,092,593	8,092,593
Capital Stock 56		1.35
Capital Stock 57	1.33
Capital Stock 58		10,925,001
Capital Stock 59	10,753,149
Capital Stock 60	566,482	566,482
Capital Stock 61		1.35
Capital Stock 62	$ 1.33
Capital Stock 63	364,248
Capital Stock 64	90.00%	90.00%
Capital Stock 65	0.00%	0.00%
Capital Stock 66	1.50%	1.50%
Capital Stock 67	267,500	267,500
Capital Stock 68	12	12
Capital Stock 69	18	18
Capital Stock 70	66,875	66,875
Capital Stock 71	90.00%	90.00%
Capital Stock 72	2,698,350	2,698,350
Capital Stock 73	47,000,000	47,000,000
Capital Stock 74	10.00%	10.00%
Capital Stock 75	10.00%	10.00%
Capital Stock 76	10	10
Capital Stock 77	294,390
Capital Stock 78	452,250
Capital Stock 79	296,507
Capital Stock 80	758,750
Capital Stock 81	315,194
Capital Stock 82	1.75%	1.75%
Capital Stock 83	75.00%	75.00%
Capital Stock 84	$ 1.05

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions 1		$ 213,872
Related Party Transactions 2		0
Related Party Transactions 1	18,080
Related Party Transactions 2	$ 213,872

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows 1		1,000,000
Supplemental Disclosure With Respect To Cash Flows 2		1,000,000
Supplemental Disclosure With Respect To Cash Flows 3		$ 260,000
Supplemental Disclosure With Respect To Cash Flows 4		665,282
Supplemental Disclosure With Respect To Cash Flows 5		419,855
Supplemental Disclosure With Respect To Cash Flows 6		250,000
Supplemental Disclosure With Respect To Cash Flows 7		250,000
Supplemental Disclosure With Respect To Cash Flows 8		76,298
Supplemental Disclosure With Respect To Cash Flows 1	1,000,000
Supplemental Disclosure With Respect To Cash Flows 2	$ 411,440

DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	(2,616,376)
Deferred Income Taxes 4	(2,720,955)
Deferred Income Taxes 5	10,000,000
Deferred Income Taxes 6	10,000,000
Deferred Income Taxes 7	3,600,000
Deferred Income Taxes 8	$ 6,400,000

CONTINGENCY AND COMMITMENTS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months	Jun. 30, 2012 CAD	Dec. 31, 2011 USD ($) months	Dec. 31, 2011 CAD
Contingency And Commitments 1				12,500
Contingency And Commitments 2			12,875
Contingency And Commitments 3				10,000
Contingency And Commitments 4			10,300
Contingency And Commitments 8			66	66
Contingency And Commitments 9				4,392
Contingency And Commitments 10			4,306
Contingency And Commitments 11			3.00%	3.00%
Contingency And Commitments 12			5.00%	5.00%
Contingency And Commitments 13			3.00%	3.00%
Contingency And Commitments 14			5.00%	5.00%
Contingency And Commitments 15			3.00%	3.00%
Contingency And Commitments 16			5.00%	5.00%
Contingency And Commitments 17			84,300
Contingency And Commitments 18			120,000
Contingency And Commitments 1		12,500
Contingency And Commitments 2	12,198	12,198
Contingency And Commitments 3		10,000
Contingency And Commitments 4	9,758	9,758
Contingency And Commitments 8	66	66
Contingency And Commitments 9		4,392
Contingency And Commitments 10	4,286	4,286
Contingency And Commitments 11	3.00%	3.00%
Contingency And Commitments 12	5.00%	5.00%
Contingency And Commitments 13	3.00%	3.00%
Contingency And Commitments 14	5.00%	5.00%
Contingency And Commitments 15	3.00%	3.00%
Contingency And Commitments 16	5.00%	5.00%
Contingency And Commitments 17	84,300
Contingency And Commitments 18	$ 120,000

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subsequent Events 1	$ 135,000

Schedule of Equipment, Declining Method Annual Rates (Details)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 1	20.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 2	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 3	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 4	20.00%

Schedule of Fair Value of Financial Assets And Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1		4,498,753
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2		4,498,753
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5		220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6		220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9		2,531,644
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10		2,531,644
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13		7,251,358
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14		7,251,358
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	1,517,683
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	1,517,683
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	1,321,989
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	1,321,989
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	3,060,633
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	3,060,633
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16	0

Schedule of Investments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investments Schedule Of Investments 1		2,022,079
Investments Schedule Of Investments 2		129,141
Investments Schedule Of Investments 3		509,565
Investments Schedule Of Investments 4		0
Investments Schedule Of Investments 5		2,531,644
Investments Schedule Of Investments 6		129,141
Investments Schedule Of Investments 1	1,321,989
Investments Schedule Of Investments 2	2,022,079
Investments Schedule Of Investments 3	0
Investments Schedule Of Investments 4	509,565
Investments Schedule Of Investments 5	1,321,989
Investments Schedule Of Investments 6	2,531,644

Schedule of Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equipment Schedule Of Equipment 1		8,358
Equipment Schedule Of Equipment 2		6,549
Equipment Schedule Of Equipment 3		1,809
Equipment Schedule Of Equipment 4		8,358
Equipment Schedule Of Equipment 5		4,179
Equipment Schedule Of Equipment 6		4,179
Equipment Schedule Of Equipment 7		20,274
Equipment Schedule Of Equipment 8		18,666
Equipment Schedule Of Equipment 9		1,608
Equipment Schedule Of Equipment 10		20,274
Equipment Schedule Of Equipment 11		13,844
Equipment Schedule Of Equipment 12		6,430
Equipment Schedule Of Equipment 13		1,464,478
Equipment Schedule Of Equipment 14		379,843
Equipment Schedule Of Equipment 15		1,084,635
Equipment Schedule Of Equipment 16		781,126
Equipment Schedule Of Equipment 17		185,464
Equipment Schedule Of Equipment 18		595,662
Equipment Schedule Of Equipment 19		333,989
Equipment Schedule Of Equipment 20		52,014
Equipment Schedule Of Equipment 21		281,975
Equipment Schedule Of Equipment 22		155,325
Equipment Schedule Of Equipment 23		26,170
Equipment Schedule Of Equipment 24		129,155
Equipment Schedule Of Equipment 25		1,827,099
Equipment Schedule Of Equipment 26		457,072
Equipment Schedule Of Equipment 27		1,370,027
Equipment Schedule Of Equipment 28		965,083
Equipment Schedule Of Equipment 29		229,657
Equipment Schedule Of Equipment 30		735,426
Equipment Schedule Of Equipment 1	8,358
Equipment Schedule Of Equipment 2	7,549
Equipment Schedule Of Equipment 3	809
Equipment Schedule Of Equipment 4	8,358
Equipment Schedule Of Equipment 5	6,549
Equipment Schedule Of Equipment 6	1,809
Equipment Schedule Of Equipment 7	20,274
Equipment Schedule Of Equipment 8	19,488
Equipment Schedule Of Equipment 9	786
Equipment Schedule Of Equipment 10	20,274
Equipment Schedule Of Equipment 11	18,666
Equipment Schedule Of Equipment 12	1,608
Equipment Schedule Of Equipment 13	1,464,478
Equipment Schedule Of Equipment 14	466,826
Equipment Schedule Of Equipment 15	997,652
Equipment Schedule Of Equipment 16	1,464,478
Equipment Schedule Of Equipment 17	379,843
Equipment Schedule Of Equipment 18	1,084,635
Equipment Schedule Of Equipment 19	333,989
Equipment Schedule Of Equipment 20	91,739
Equipment Schedule Of Equipment 21	242,250
Equipment Schedule Of Equipment 22	333,989
Equipment Schedule Of Equipment 23	52,014
Equipment Schedule Of Equipment 24	281,975
Equipment Schedule Of Equipment 25	1,827,099
Equipment Schedule Of Equipment 26	585,602
Equipment Schedule Of Equipment 27	1,241,497
Equipment Schedule Of Equipment 28	1,827,099
Equipment Schedule Of Equipment 29	457,072
Equipment Schedule Of Equipment 30	1,370,027

Schedule of Deferred Financing Cost (Details)	12 Months Ended
Dec. 31, 2011
Deferred Financing Costs Schedule Of Deferred Financing Cost 1	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 2	1,283
Deferred Financing Costs Schedule Of Deferred Financing Cost 3	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 4	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 5	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 6	(1,283)
Deferred Financing Costs Schedule Of Deferred Financing Cost 7	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 8	0

Schedule of Mineral Properties Acquired (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Mineral Properties Schedule Of Mineral Properties Acquired 1		1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2		1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3		131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4		131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5		(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6		(25,000)
Mineral Properties Schedule Of Mineral Properties Acquired 7		857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8		1,713,862
Mineral Properties Schedule Of Mineral Properties Acquired 1	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 7	857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8	857,422

Schedule of Buccaneer Commitment to the Company (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Dec. 31, 2011 years
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1		$ 100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2		325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3		1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4		4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5		5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6		300,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1	100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2	325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3	1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4	4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5	5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6	$ 300,000

Schedule of Asset Retirement Obligations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1		155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2		71,906
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3		0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4		76,298
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5		16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6		7,191
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7		171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8		155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	8,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	179,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	171,395

Schedule of Stock Options Oustanding (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stock Options Oustanding 1		324,000
Capital Stock Schedule Of Stock Options Oustanding 2		$ 0.7
Capital Stock Schedule Of Stock Options Oustanding 3		540,000
Capital Stock Schedule Of Stock Options Oustanding 4		0.75
Capital Stock Schedule Of Stock Options Oustanding 5		110,000
Capital Stock Schedule Of Stock Options Oustanding 6		1
Capital Stock Schedule Of Stock Options Oustanding 7		108,000
Capital Stock Schedule Of Stock Options Oustanding 8		1
Capital Stock Schedule Of Stock Options Oustanding 9		216,000
Capital Stock Schedule Of Stock Options Oustanding 10		1
Capital Stock Schedule Of Stock Options Oustanding 11		270,000
Capital Stock Schedule Of Stock Options Oustanding 12		1
Capital Stock Schedule Of Stock Options Oustanding 13		90,000
Capital Stock Schedule Of Stock Options Oustanding 14		1.15
Capital Stock Schedule Of Stock Options Oustanding 15		108,000
Capital Stock Schedule Of Stock Options Oustanding 16		1.85
Capital Stock Schedule Of Stock Options Oustanding 17		100,000
Capital Stock Schedule Of Stock Options Oustanding 18		1.85
Capital Stock Schedule Of Stock Options Oustanding 19		145,000
Capital Stock Schedule Of Stock Options Oustanding 20		1.95
Capital Stock Schedule Of Stock Options Oustanding 21		56,000
Capital Stock Schedule Of Stock Options Oustanding 22		1.98
Capital Stock Schedule Of Stock Options Oustanding 1	108,000
Capital Stock Schedule Of Stock Options Oustanding 2	0.75
Capital Stock Schedule Of Stock Options Oustanding 3	42,000
Capital Stock Schedule Of Stock Options Oustanding 4	1
Capital Stock Schedule Of Stock Options Oustanding 5	100,000
Capital Stock Schedule Of Stock Options Oustanding 6	1.85
Capital Stock Schedule Of Stock Options Oustanding 7	324,000
Capital Stock Schedule Of Stock Options Oustanding 8	0.7
Capital Stock Schedule Of Stock Options Oustanding 9	270,000
Capital Stock Schedule Of Stock Options Oustanding 10	0.75
Capital Stock Schedule Of Stock Options Oustanding 11	162,000
Capital Stock Schedule Of Stock Options Oustanding 12	0.75
Capital Stock Schedule Of Stock Options Oustanding 13	108,000
Capital Stock Schedule Of Stock Options Oustanding 14	1
Capital Stock Schedule Of Stock Options Oustanding 15	216,000
Capital Stock Schedule Of Stock Options Oustanding 16	1
Capital Stock Schedule Of Stock Options Oustanding 17	228,000
Capital Stock Schedule Of Stock Options Oustanding 18	1
Capital Stock Schedule Of Stock Options Oustanding 19	90,000
Capital Stock Schedule Of Stock Options Oustanding 20	1.15
Capital Stock Schedule Of Stock Options Oustanding 21	56,000
Capital Stock Schedule Of Stock Options Oustanding 22	1.98
Capital Stock Schedule Of Stock Options Oustanding 23	145,000
Capital Stock Schedule Of Stock Options Oustanding 24	1.95
Capital Stock Schedule Of Stock Options Oustanding 25	108,000
Capital Stock Schedule Of Stock Options Oustanding 26	$ 1.85

Schedule of Share-based Compensation, Stock Options, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1		1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2		0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3		972,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4		0.73
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5		409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6		1.9
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7		924,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8		1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13		(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14		1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15		(108,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16		0.7
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17		2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18		1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19		1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20		0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21		1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22		0.99
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23		1,490,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24		0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	1.9
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	1,957,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.08
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	1,757,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	0.99

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2011 years
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.73%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	95.34
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	94.28
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	0

Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		$ 1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	$ 1.33

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		1,610,038
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		1.13
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		1,209,282
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		1.42
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(380,000)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		1.03
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19		2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20		1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	1.33

Schedule of Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Schedule Of Related Party Transactions 1		351,670
Related Party Transactions Schedule Of Related Party Transactions 2		269,519
Related Party Transactions Schedule Of Related Party Transactions 3		32,299
Related Party Transactions Schedule Of Related Party Transactions 4		25,970
Related Party Transactions Schedule Of Related Party Transactions 5		223,000
Related Party Transactions Schedule Of Related Party Transactions 6		636,000
Related Party Transactions Schedule Of Related Party Transactions 7		1.85
Related Party Transactions Schedule Of Related Party Transactions 8		1.95
Related Party Transactions Schedule Of Related Party Transactions 9		1
Related Party Transactions Schedule Of Related Party Transactions 10		1.15
Related Party Transactions Schedule Of Related Party Transactions 1	187,416
Related Party Transactions Schedule Of Related Party Transactions 2	209,899
Related Party Transactions Schedule Of Related Party Transactions 3	16,918
Related Party Transactions Schedule Of Related Party Transactions 4	17,355
Related Party Transactions Schedule Of Related Party Transactions 5	0
Related Party Transactions Schedule Of Related Party Transactions 6	223,000
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	1.9

Schedule of Cash Flow, Supplemental Disclosures (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1		187,362
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	243,638
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	1,702
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 5	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 6	0

Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	(5,794,927)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(2,976,645)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(1,970,275)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(1,012,059)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	4,088
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	14,502
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	399,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	21,884
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	1,567,187
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	975,673
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	0

Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	(224,739)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	(17,280)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,611,391
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,675,192
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	1,229,724
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	1,063,043
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(2,616,376)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(2,720,955)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0

Schedule of Segmented Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segmented Information Schedule Of Segmented Information 1		4,263,201
Segmented Information Schedule Of Segmented Information 2		9,950,180
Segmented Information Schedule Of Segmented Information 3		456,513
Segmented Information Schedule Of Segmented Information 4		365,942
Segmented Information Schedule Of Segmented Information 5		4,719,714
Segmented Information Schedule Of Segmented Information 6		10,316,122
Segmented Information Schedule Of Segmented Information 7		3,418
Segmented Information Schedule Of Segmented Information 8		10,609
Segmented Information Schedule Of Segmented Information 9		2,224,031
Segmented Information Schedule Of Segmented Information 10		2,438,679
Segmented Information Schedule Of Segmented Information 11		2,227,449
Segmented Information Schedule Of Segmented Information 12		2,449,288
Segmented Information Schedule Of Segmented Information 13		6,947,163
Segmented Information Schedule Of Segmented Information 14		12,765,410
Segmented Information Schedule Of Segmented Information 1	1,421,730
Segmented Information Schedule Of Segmented Information 2	4,263,201
Segmented Information Schedule Of Segmented Information 3	316,914
Segmented Information Schedule Of Segmented Information 4	456,513
Segmented Information Schedule Of Segmented Information 5	1,738,644
Segmented Information Schedule Of Segmented Information 6	4,719,714
Segmented Information Schedule Of Segmented Information 7	1,595
Segmented Information Schedule Of Segmented Information 8	3,418
Segmented Information Schedule Of Segmented Information 9	2,097,324
Segmented Information Schedule Of Segmented Information 10	2,224,031
Segmented Information Schedule Of Segmented Information 11	2,098,919
Segmented Information Schedule Of Segmented Information 12	2,227,449
Segmented Information Schedule Of Segmented Information 13	3,837,563
Segmented Information Schedule Of Segmented Information 14	6,947,163